UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 60.5%
Aerospace/Defense(a) – 0.4%
General Dynamics Corp.
$1,525,000	1.000%	11/15/17	$ 1,513,000

Banks – 29.4%
Abbey National Treasury Services PLC
1,675,000	2.875	04/25/14	1,699,342
ANZ National (International) Ltd.(b)
1,700,000	6.200	07/19/13	1,744,134
Australia & New Zealand Banking Group Ltd.(b)(c)
4,100,000	1.090	01/10/14	4,125,613
Bank of America Corp.
925,000	5.625	10/14/16	1,046,052
3,175,000	6.000	09/01/17	3,720,046
Bank of Nova Scotia
2,625,000	0.750	10/09/15	2,614,056
Bank of Scotland PLC(b)
1,400,000	5.250	02/21/17	1,600,530
Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
3,600,000	2.600	01/22/13	3,603,258
BPCE SA(b)(c)
1,875,000	2.062	02/07/14	1,895,788
Capital One Financial Corp.
3,825,000	2.125	07/15/14	3,890,392
Citigroup, Inc.
1,575,000	6.375	08/12/14	1,700,830
DnB Boligkreditt AS(b)
11,500,000	2.900	03/29/16	12,226,570
ING Bank NV(b)
1,600,000	2.000	09/25/15	1,611,840
JPMorgan Chase & Co.
2,600,000	1.875	03/20/15	2,643,898
2,700,000	1.100	10/15/15	2,699,803
1,225,000	3.450	03/01/16	1,303,818
Mizuho Corporate Bank Ltd.(b)
1,475,000	2.550	03/17/17	1,542,425
1,150,000	1.550	10/17/17	1,151,154
Morgan Stanley
550,000	3.450	11/02/15	570,290
700,000	4.750	03/22/17	763,736
Nordea Bank AB(b)(c)
6,550,000	1.240	01/14/14	6,597,416
Nordea Eiendomskreditt AS(b)(c)
4,000,000	0.771	04/07/14	3,996,404
Northern Rock Asset Management PLC(b)
1,400,000	5.625	06/22/17	1,631,126
Rabobank Nederland(b)
4,675,000	4.200	05/13/14	4,889,812
Sparebank 1 Boligkreditt AS(b)
15,600,000	2.625	05/26/16	16,460,727
Standard Chartered PLC(b)
3,625,000	3.850	04/27/15	3,822,961
Sumitomo Mitsui Banking Corp.(b)(c)
4,550,000	1.269	07/22/14	4,584,944
Swedbank Hypotek AB(b)(c)
1,100,000	0.760	03/28/14	1,104,005
UBS AG
2,625,000	3.875	01/15/15	2,771,321
Wells Fargo & Co.
2,700,000	1.250	02/13/15	2,722,457

			100,734,748

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(a) – 0.9%
Praxair, Inc.
$3,125,000	1.050%		11/07/17	$ 3,124,028

Electric(a) – 3.2%
Alabama Power Co.
450,000	0.550		10/15/15	448,236
Commonwealth Edison Co.
3,625,000	1.625		01/15/14	3,665,213
PacifiCorp
2,675,000	5.450		09/15/13	2,765,118
Southern Co.
875,000	4.150		05/15/14	916,116
Wisconsin Electric Power Co.
2,875,000	6.000		04/01/14	3,062,304

				10,856,987

Energy – 3.9%
Apache Corp.(a)
2,975,000	6.000		09/15/13	3,088,071
BP Capital Markets PLC
2,675,000	3.125		10/01/15	2,839,854
EnCana Corp.(a)
625,000	4.750		10/15/13	643,858
Statoil ASA(a)
650,000	3.875		04/15/14	677,264
3,470,000	5.125	(b)	04/30/14	3,672,075
Total Capital Canada Ltd.(a)
2,425,000	1.625		01/28/14	2,455,452

				13,376,574

Finance – 1.9%
Caterpillar Financial Services Corp.
1,875,000	0.700		11/06/15	1,872,227
CDP Financial, Inc.(a)(b)
4,300,000	3.000		11/25/14	4,494,012

				6,366,239

Food and Beverage – 2.7%
Anheuser-Busch InBev Worldwide, Inc.(a)
2,725,000	0.800		07/15/15	2,733,041
Diageo Finance BV
3,700,000	5.500		04/01/13	3,746,328
Unilever Capital Corp.(a)
2,775,000	0.850		08/02/17	2,739,562

				9,218,931

Health Care Services(a) – 2.3%
Covidien International Finance SA
1,625,000	1.875		06/15/13	1,635,985
2,525,000	2.800		06/15/15	2,637,946
McKesson Corp.
950,000	3.250		03/01/16	1,014,411
UnitedHealth Group, Inc.
2,125,000	0.850		10/15/15	2,131,875
550,000	1.400		10/15/17	552,121

				7,972,338

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Internet(a) – 0.2%
eBay, Inc.
$575,000	1.350%		07/15/17	$ 580,925

Life Insurance – 4.1%
Metropolitan Life Global Funding I(b)
1,725,000	5.125		04/10/13	1,746,602
3,437,000	5.125		06/10/14	3,653,875
Principal Life Global Funding II(b)
3,200,000	1.125		09/18/15	3,206,295
Prudential Financial, Inc.
1,625,000	2.750		01/14/13	1,626,532
Sun Life Financial Global Funding LP(b)(c)
3,750,000	0.561		10/06/13	3,741,506

				13,974,810

Media - Non Cable(a) – 1.6%
Reed Elsevier Capital, Inc.
450,000	7.750		01/15/14	481,299
The Walt Disney Co.
1,525,000	0.450		12/01/15	1,518,284
Thomson Reuters Corp.
3,209,000	5.950		07/15/13	3,299,253

				5,298,836

Noncaptive - Financial – 2.6%
American Express Credit Corp.
3,650,000	2.750		09/15/15	3,827,800
General Electric Capital Corp.
250,000	0.439	(c)	03/20/14	249,537
3,975,000	5.625		09/15/17	4,694,058

				8,771,395

Pharmaceuticals(a) – 0.4%
GlaxoSmithKline Capital PLC
1,350,000	0.750		05/08/15	1,356,592

Real Estate Investment Trust(a) – 1.4%
Simon Property Group LP
2,475,000	4.200		02/01/15	2,625,404
WEA Finance LLC/WT Finance Australia Property Ltd.(b)
2,025,000	7.500		06/02/14	2,203,263

				4,828,667

Technology(a) – 1.2%
Hewlett-Packard Co.
3,920,000	6.125		03/01/14	4,116,966

Tobacco – 1.0%
Philip Morris International, Inc.
3,300,000	6.875		03/17/14	3,553,559

Transportation(a) – 0.7%
United Parcel Service, Inc.
2,275,000	1.125		10/01/17	2,281,135

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 2.2%
ALLTEL Corp.
$1,350,000	6.500%	11/01/13	$ 1,414,174
Verizon Communications, Inc.
1,625,000	0.700	11/02/15	1,625,338
Vodafone Group PLC(a)
4,450,000	5.000	12/16/13	4,636,698

			7,676,210

Wirelines Telecommunications(a) – 0.4%
France Telecom SA
1,325,000	4.375	07/08/14	1,393,242

TOTAL CORPORATE OBLIGATIONS			$ 206,995,182

Agency Debentures – 1.2%
FNMA
$2,400,000	4.125%	04/15/14	$ 2,519,257
1,700,000	0.375 (d)	03/16/15	1,702,262

TOTAL AGENCY DEBENTURES			$ 4,221,519

Asset-Backed Securities – 17.8%
Autos – 10.1%
Ally Auto Receivables Trust Series 2010-4, Class A3
$2,114,270	0.910%	11/17/14	$ 2,117,410
Ally Master Owner Trust Series 2012-5, Class A
4,600,000	1.540	09/15/19	4,604,164
CarMax Auto Owner Trust Series 2011-3, Class A2
3,532,205	0.700	11/17/14	3,535,631
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1
2,900,000	0.740	09/15/16	2,901,278
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2(c)
2,800,000	0.559	09/15/16	2,799,712
Harley-Davidson Motorcycle Trust Series 2012-1, Class A2
5,500,000	0.500	08/15/15	5,502,928
Huntington Auto Trust Series 2012-1, Class A3
4,000,000	0.810	09/15/16	4,021,708
Motor PLC Series 2012-A, Class A1B(b)(c)
3,250,000	0.710	02/25/20	3,255,821
Motor PLC Series 2012-A, Class A1C(b)
1,000,000	1.286	02/25/20	1,001,950
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
2,400,000	0.680	06/15/15	2,406,497
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
2,524,743	2.140	08/22/16	2,548,837

			34,695,936

Home Equity(c) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	30,755
Centex Home Equity Series 2004-D, Class MV3
137,626	1.210	09/25/34	18,286
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
54,085	2.460	05/25/34	9,396

			58,437

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
$50,497	4.350%	04/15/40	$ 52,673

Student Loan(c) – 7.7%
Access Group, Inc. Series 2002-1, Class A2
803,026	0.490	09/25/25	801,330
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
453,614	0.420	09/25/23	453,042
College Loan Corp. Trust Series 2004-1, Class A3
763,290	0.475	04/25/21	744,150
College Loan Corp. Trust Series 2004-1, Class A4
1,050,000	0.505	04/25/24	1,018,849
College Loan Corp. Trust Series 2005-1, Class A2
7,000,000	0.415	07/25/24	6,808,904
Education Funding Capital Trust I Series 2004-1, Class A2
831,175	0.468	12/15/22	828,142
Education Loan Asset-Backed Trust Series 2012-1, Class A1
1,996,766	0.660	06/25/22	1,997,950
Educational Services of America, Inc. Series 2010-1, Class A1(b)
1,609,123	1.165	07/25/23	1,627,620
Northstar Education Finance, Inc. Series 2005-1, Class A1
329,881	0.413	10/28/26	328,708
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
4,267,671	0.910	12/26/31	4,269,186
Scholar Funding Trust Series 2012-B, Class A1(b)
616,658	0.610	10/28/25	614,923
SLM Student Loan Trust Series 2007-1, Class A3
1,385,863	0.345	07/25/18	1,385,643
SLM Student Loan Trust Series 2007-2, Class A2
2,419,182	0.315	07/25/17	2,413,918
SLM Student Loan Trust Series 2012-6, Class A1
1,800,569	0.370	02/27/17	1,800,592
Sun Trust Student Loan Trust Series 2006-1A, Class A2(b)
527,310	0.413	07/28/20	527,153
US Education Loan Trust LLC Series 2006-1, Class A2(b)
609,485	0.441	03/01/25	605,841

			26,225,951

TOTAL ASSET-BACKED SECURITIES			$ 61,032,997

Foreign Debt Obligations – 1.5%
Sovereign(b) – 0.3%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,098,607

Supranational(c) – 1.2%
Inter-American Development Bank
4,100,000	0.762	05/20/14	4,128,962

TOTAL FOREIGN DEBT OBLIGATIONS			$ 5,227,569

Government Guarantee Obligations(e) – 12.9%
Achmea Hypotheekbank NV(b)(c)
$8,200,000	0.663%	11/03/14	$ 8,199,803
BRFkredit A/S(b)(c)
10,800,000	0.590	04/15/13	10,800,400
Kreditanstalt fuerWiederaufbau(c)
15,800,000	0.219	06/17/13	15,800,600
Landwirtschaftliche Rentenbank
2,400,000	4.125	07/15/13	2,448,816
6,500,000	4.875	01/10/14	6,797,895

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 44,047,514

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 0.1%
United States Treasury Inflation Protected Securities
$484,580	1.625%	01/15/15	$ 515,016

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS			$ 322,039,797

Short-term Investments – 5.3%
Certificate of Deposit – 1.5%
Dexia Credit Local
$5,200,000	1.700%	09/06/13	$ 5,211,243

Repurchase Agreement(f) – 3.8%
Joint Repurchase Agreement Account II
12,800,000	0.221	01/02/13	12,800,000

TOTAL SHORT-TERM INVESTMENTS			$ 18,011,243

TOTAL INVESTMENTS – 99.3%			$ 340,051,040

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,322,313

NET ASSETS – 100.0%			$ 342,373,353

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $127,307,639, which represents approximately 37.2% of net assets as of December 31, 2012.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(d)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Guaranteed by a foreign government until maturity.

(f)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2012 the Fund had the following future contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	121	March 2013	$30,159,250	$2,794
2 Year U.S. Treasury Notes	(115)	March 2013	(25,353,907)	(10,971)
5 Year U.S. Treasury Notes	(510)	March 2013	(63,451,172)	83,605

TOTAL				$75,428

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	Pacific Gas and Electric Co., 4.800%, 03/01/14	$4,850	1.000%	06/20/13	0.193%	$(5,888)	$25,152

(a)	Credit Spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$336,767,011

Gross unrealized gain	3,729,483
Gross unrealized loss	(445,454)

Net unrealized security gain	$3,284,029

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 58.7%
Collateralized Mortgage Obligations – 2.4%
Adjustable Rate Non-Agency(a) – 0.4%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$19,380	3.028%	08/25/33	$ 20,043
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
58,557	2.673	04/25/34	57,819
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
948,190	3.010	02/25/37	934,817
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
39,348	2.680	12/25/34	40,202
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
311,117	3.056	07/25/35	301,987
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,006,627	1.015	11/25/29	922,094
Sequoia Mortgage Trust Series 2004-09, Class A2
502,815	0.869	10/20/34	459,943
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
198,847	2.946	05/25/34	188,365
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
129,850	2.571	06/25/34	130,762

			3,056,032

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
71,141	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
91,061	0.605	08/25/33	—
FNMA STRIPS Series 151, Class 2
8,070	9.500	07/25/22	1,351
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
35,217	0.120	08/25/33	138
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
13,645	0.320	07/25/33	90

			1,579

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
30,259	25.808	10/16/31	47,610
GNMA Series 2001-51, Class SA
24,464	31.594	10/16/31	42,106
GNMA Series 2001-51, Class SB
30,699	25.808	10/16/31	52,027
GNMA Series 2002-13, Class SB
106,652	36.591	02/16/32	185,695

			327,438

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
8,916	0.000	10/25/21	8,724

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – 0.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
$400,373	0.760%	02/25/48	$ 400,691
FHLMC REMIC Series 1760, Class ZB
232,937	1.090	05/15/24	235,364
NCUA Guaranteed Notes Series 2011-A1
2,300,000	0.232	06/12/13	2,300,023

			2,936,078

Sequential Fixed Rate – 1.5%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
1,300,000	2.373	05/25/22	1,320,971
FHLMC REMIC Series 2329, Class ZA
1,398,898	6.500	06/15/31	1,591,989
FNMA REMIC Series 2001-53, Class GH
114,540	8.000	09/25/16	122,482
GNMA Series 2002-42, Class KZ
3,809,614	6.000	06/16/32	4,338,691
NCUA Guaranteed Notes Series 2010-R1, Class 2A
338,541	1.840	10/07/20	342,825
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,711,338

			11,428,296

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
921,791	0.658	10/07/20	926,868

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 18,685,015

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.8%
FNMA ACES Series 2012-M13, Class A2
3,100,000	2.377	05/25/22	3,132,762
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5
2,800,000	2.850	12/10/45	2,879,237

			6,011,999

Sequential Floating Rate(a) – 0.5%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
3,400,000	5.889	07/10/44	3,882,200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 9,894,199

Federal Agencies – 55.0%
Adjustable Rate FHLMC(a) – 0.5%
193,470	2.400	11/01/32	205,784
1,780,846	2.418	09/01/33	1,892,327
1,637,038	2.381	08/01/35	1,741,314

			3,839,425

Adjustable Rate FNMA(a) – 0.9%
146,750	2.648	11/01/32	154,471
307,848	2.404	12/01/32	322,380
1,710,783	2.041	05/01/33	1,785,792
47,319	2.335	06/01/33	49,829
1,499,104	2.644	10/01/33	1,596,555
1,761,825	2.320	02/01/35	1,856,582
1,464,843	2.626	09/01/35	1,557,580

			7,323,189

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.7%
$102,888	1.750%	06/20/23	$ 106,151
48,122	1.750	07/20/23	49,670
50,338	1.750	08/20/23	51,967
129,773	1.750	09/20/23	133,996
37,456	1.625	03/20/24	38,692
339,280	1.750	04/20/24	350,697
41,422	1.750	05/20/24	42,820
276,460	1.750	06/20/24	285,841
68,375	2.000	06/20/24	71,568
93,782	1.750	07/20/24	97,006
97,888	2.000	07/20/24	102,668
167,042	1.750	08/20/24	172,814
88,678	2.000	08/20/24	93,030
81,650	1.750	09/20/24	84,485
99,913	2.000	11/20/24	104,890
38,000	2.000	12/20/24	39,902
55,122	2.500	12/20/24	58,550
66,010	2.000	01/20/25	69,332
35,181	2.000	02/20/25	36,964
118,667	2.000	05/20/25	124,767
94,849	2.000	07/20/25	99,773
47,652	1.625	02/20/26	49,416
2,475	1.750	07/20/26	2,571
60,870	1.625	01/20/27	63,226
68,015	2.000	01/20/27	71,835
47,704	1.625	02/20/27	49,558
355,319	1.750	04/20/27	369,389
39,191	1.750	05/20/27	40,749
38,698	1.750	06/20/27	40,242
14,519	1.625	11/20/27	15,103
339	2.000	11/20/27	359
56,587	1.625	12/20/27	58,870
115,901	1.625	01/20/28	120,591
39,261	1.625	02/20/28	40,856
42,610	1.625	03/20/28	44,346
215,651	1.750	07/20/29	225,061
92,626	1.750	08/20/29	96,678
27,524	1.750	09/20/29	28,732
110,878	1.625	10/20/29	115,677
126,945	1.625	11/20/29	132,456
33,223	1.625	12/20/29	34,667
40,155	1.625	01/20/30	41,909
21,524	1.625	02/20/30	22,426
97,052	1.625	03/20/30	101,306
122,791	1.750	04/20/30	128,255
193,034	1.750	05/20/30	201,630
130,256	2.000	05/20/30	138,356
30,518	1.750	06/20/30	31,880
261,622	2.000	07/20/30	277,892
50,504	2.000	09/20/30	53,645
93,430	1.625	10/20/30	97,615
187,102	1.625	03/20/32	195,840

			5,106,719

FHLMC – 11.1%
30,261	6.500	12/01/13	30,250
353	6.500	02/01/14	356
616,706	7.500	11/01/14	645,396
1,448	7.000	02/01/15	1,506
25,027	8.000	07/01/15	26,403

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$18,804	7.000%	09/01/17	$ 21,199
8,046	7.000	10/01/17	9,116
71,686	5.500	05/01/18	76,253
650,470	5.500	06/01/18	692,531
31,473	4.500	09/01/18	33,496
9,412	10.000	10/01/18	10,450
192,929	5.000	06/01/19	208,559
42,766	10.000	07/01/20	49,969
58,572	10.000	10/01/20	68,373
92,714	6.500	07/01/21	103,373
7,006	6.500	08/01/22	7,811
108,395	9.000	10/01/22	124,958
397,855	4.500	10/01/23	433,685
2,351,473	5.000	08/01/24	2,531,473
337,516	6.500	07/01/28	361,289
4,915	8.000	07/01/30	5,811
19,222	7.500	12/01/30	22,111
84,696	7.000	04/01/31	96,945
942,467	6.000	05/01/33	1,040,673
41,822	5.000	10/01/33	45,189
732,110	6.000	10/01/34	805,643
57,522	5.000	07/01/35	62,063
686,005	5.000	08/01/35	739,161
41,904	5.000	09/01/35	45,151
12,887	5.000	10/01/35	13,885
198,022	5.000	12/01/35	213,834
269,565	5.500	01/01/36	292,246
767	5.500	02/01/36	832
10,170	6.000	06/01/36	11,140
48,897	4.000	08/01/36	52,669
130,368	4.000	09/01/36	139,835
149,336	4.000	10/01/36	160,858
217,293	4.000	12/01/36	234,057
3,388,064	5.000	02/01/37	3,650,596
9,269	5.000	06/01/37	9,963
220,689	5.000	02/01/38	237,790
40,870	5.000	03/01/38	43,943
9,469	5.000	06/01/38	10,175
6,018	5.000	09/01/38	6,466
7,550,145	6.000	11/01/38	8,322,265
11,217	5.000	12/01/38	12,053
4,800,241	5.000	02/01/39	5,165,316
362,968	4.500	09/01/39	398,811
37,729	5.000	08/01/40	40,967
8,444	4.500	11/01/40	9,062
63,090	4.500	03/01/41	67,817
32,628	5.000	04/01/41	35,484
49,793	5.000	06/01/41	54,152
1,787,207	4.000	11/01/41	1,926,163
9,000,003	3.000	07/01/42	9,417,743
6,000,004	3.000	10/01/42	6,278,497
4,000,000	3.000	12/01/42	4,185,661
12,000,400	3.000	01/01/43	12,557,404
21,000,000	2.500	TBA - 15yr(e)	21,917,110
3,000,000	5.000	TBA - 30yr(e)	3,229,922

			86,995,909

FNMA – 39.0%
7,013	7.000	03/01/14	7,279
20,729	7.000	03/01/15	21,509
6,463	8.000	01/01/16	6,898
137,417	8.000	11/01/16	147,777
163,688	5.000	08/01/17	177,495

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,319,137	2.800%	03/01/18	$ 2,500,675
1,957,668	3.740	05/01/18	2,188,745
1,690,000	3.840	05/01/18	1,896,994
75,363	4.500	05/01/18	81,027
162,607	4.500	06/01/18	174,827
33,404	4.500	07/01/18	35,915
48,461	4.500	08/01/18	52,103
419,561	5.000	09/01/18	454,077
2,383,680	5.000	10/01/18	2,579,774
4,400,000	4.506	06/01/19	5,095,344
116,441	6.500	08/01/19	129,646
12,037	9.500	08/01/20	12,081
972,997	3.416	10/01/20	1,073,965
16,197	9.500	10/01/20	16,261
681,676	3.632	12/01/20	753,750
5,175,318	3.763	12/01/20	5,875,889
2,391,328	4.375	06/01/21	2,782,346
737,671	5.500	02/01/23	808,004
1,200,514	5.500	08/01/23	1,314,976
18,643	5.000	02/01/28	20,124
294,034	6.000	11/01/28	324,532
14,826	6.500	11/01/28	16,944
87,722	5.000	03/01/29	95,135
560	5.500	04/01/29	613
63,089	5.000	02/01/30	68,228
46,059	7.000	11/01/30	53,571
106,398	7.000	07/01/31	117,611
602	6.000	03/01/32	666
14,016	6.000	03/01/33	15,491
10,075,594	5.500	04/01/33	11,044,226
21,830	6.000	05/01/33	24,128
5,744,115	5.000	06/01/33	6,233,836
18,359	5.000	07/01/33	19,942
2,575,229	5.500	07/01/33	2,776,449
97,436	5.000	08/01/33	105,748
94,776	5.000	09/01/33	102,857
15,332	5.500	09/01/33	16,795
7,253	5.000	12/01/33	7,872
4,290	6.000	12/01/33	4,764
21,544	5.500	02/01/34	23,588
3,485	5.500	04/01/34	3,815
18,177	5.000	05/01/34	19,713
16,332	5.500	05/01/34	17,865
476	5.500	06/01/34	521
25,805	5.500	08/01/34	28,269
1,210	5.500	10/01/34	1,324
170,845	5.500	12/01/34	186,729
2,874,047	5.000	02/01/35	3,119,077
57,664	5.000	04/01/35	62,408
19,406	5.500	04/01/35	21,189
631,938	6.000	04/01/35	698,446
14,263	5.000	05/01/35	15,491
5,752,327	5.000	06/01/35	6,225,602
1,029,040	5.000	07/01/35	1,115,969
21,299	5.500	07/01/35	23,234
144,250	5.000	08/01/35	156,160
2,663	5.500	08/01/35	2,911
1,139	6.000	08/01/35	1,251
54,309	5.000	09/01/35	58,776
28,317	5.500	09/01/35	30,905
13,558	5.000	10/01/35	14,674
275,698	6.000	10/01/35	304,786
8,871	5.000	11/01/35	9,601
240,885	6.000	11/01/35	264,560
11,970	5.500	12/01/35	13,098
486	5.500	02/01/36	527

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,339,107	5.000%	03/01/36	$ 9,025,211
148,331	6.000	03/01/36	163,563
252,686	6.000	04/01/36	278,635
191,229	5.000	05/01/36	206,963
957,064	5.000	07/01/36	1,035,806
929,006	6.000	07/01/36	1,013,115
93,232	4.000	09/01/36	99,827
261,914	6.000	10/01/36	285,627
154,379	4.000	02/01/37	165,783
2,198	5.500	02/01/37	2,387
211,529	5.000	03/01/37	228,587
53,622	5.500	04/01/37	58,270
924,466	6.000	04/01/37	1,008,050
4,548	5.500	05/01/37	4,939
16,378	5.000	06/01/37	17,699
1,526	5.500	06/01/37	1,658
125	5.500	08/01/37	136
716,953	6.000	09/01/37	781,775
55,657	6.000	10/01/37	60,689
1,180,572	7.500	11/01/37	1,359,955
875	5.500	12/01/37	950
2,710,536	6.000	12/01/37	2,955,605
20,947,737	5.000	01/01/38	22,671,221
2,221,580	5.000	02/01/38	2,409,314
2,055	5.500	02/01/38	2,233
29,318	5.500	03/01/38	31,852
88,674	6.000	03/01/38	96,694
466,945	5.000	04/01/38	504,501
76,292	5.500	04/01/38	82,908
82,939	6.000	04/01/38	90,440
22,740	5.500	05/01/38	24,726
302,441	6.000	05/01/38	329,786
6,671	5.500	06/01/38	7,251
8,911	5.500	07/01/38	9,687
745,819	6.000	07/01/38	813,252
5,156	5.500	08/01/38	5,605
5,404	5.500	09/01/38	5,874
160,034	6.000	11/01/38	174,503
79,816	5.000	12/01/38	86,236
2,659	5.500	12/01/38	2,894
5,697,952	6.000	12/01/38	6,213,124
22,353	5.500	02/01/39	24,389
591,865	6.000	02/01/39	645,377
61,727	5.000	03/01/39	66,957
6,493,042	5.000	04/01/39	7,043,162
31,631	4.500	05/01/39	34,759
1,884,449	5.000	05/01/39	2,044,108
978,274	4.500	07/01/39	1,055,107
955,401	5.000	07/01/39	1,036,078
17,654	4.000	08/01/39	18,896
109,559	4.500	08/01/39	120,391
50,902	6.000	08/01/39	55,505
1,653,519	4.500	09/01/39	1,783,385
10,074,500	4.500	11/01/39	10,869,550
1,301,997	4.500	12/01/39	1,430,866
2,857,742	6.000	01/01/40	3,116,121
690,187	5.000	07/01/40	752,677
1,805,062	4.000	09/01/40	1,936,938
39,184	4.000	10/01/40	41,972
9,540,898	6.000	10/01/40	10,445,476
5,378,484	4.000	11/01/40	5,838,174
1,933,909	4.000	12/01/40	2,071,492
670,856	4.500	12/01/40	724,990
35,398	4.000	01/01/41	37,916
35,467	4.000	02/01/41	38,018
89,037	4.000	03/01/41	95,439

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,424,927	4.500%	04/01/41	$ 2,625,372
482,862	5.000	04/01/41	527,180
875,330	4.500	07/01/41	950,227
93,324	4.000	08/01/41	100,035
414,844	4.500	08/01/41	449,135
52,816	4.000	09/01/41	56,614
2,173,345	4.500	09/01/41	2,359,308
112,192	4.500	10/01/41	121,465
54,517	4.000	01/01/42	58,778
3,961,270	3.500	10/01/42	4,224,857
1,796,496	3.500	11/01/42	1,920,781
198,453	3.500	12/01/42	211,658
5,000,000	2.500	TBA - 15yr(e)	5,228,516
8,000,000	3.000	TBA - 30yr(e)	8,384,375
13,000,000	3.500	TBA - 30yr(e)	13,859,219
37,000,000	4.000	TBA - 30yr(e)	39,656,485
47,000,000	4.500	TBA - 30yr(e)	50,774,687
7,000,000	6.000	TBA - 30yr(e)	7,645,313

			304,456,457

GNMA – 2.8%
122	9.000	08/15/16	133
684,902	3.950	07/15/25	751,429
165,602	7.000	12/15/27	197,334
20,030	6.500	08/15/28	23,393
273,179	6.000	01/15/29	311,404
259,049	7.000	10/15/29	304,497
2,211,660	5.500	12/15/32	2,446,216
1,268,814	5.500	06/15/34	1,401,332
15,000,000	5.000	TBA - 30yr(e)	16,351,171

			21,786,909

TOTAL FEDERAL AGENCIES			$ 429,508,608

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 458,087,822

Agency Debentures – 21.5%
FHLB
$6,000,000	0.210%	01/04/13	$ 6,000,030
10,000,000	5.375 (f)	06/13/14	10,739,496
2,900,000	5.625	06/11/21	3,761,098
FHLMC
13,200,000	1.375	02/25/14	13,371,797
5,200,000	0.375	02/27/14	5,208,182
42,300,000	1.000	07/30/14	42,797,232
32,291,000	1.000	08/20/14	32,672,211
5,100,000	5.050	01/26/15	5,588,608
3,100,000	1.250	08/01/19	3,103,073
7,600,000	2.375	01/13/22	7,940,736
FNMA
2,200,000	0.750	12/19/14	2,219,749
5,800,000	0.875	08/28/17	5,816,733
10,400,000	0.875	10/26/17	10,434,239
2,600,000	6.250	05/15/29	3,750,266
4,000,000	6.625	11/15/30	6,074,525
New Valley Generation III
3,165,924	4.929	01/15/21	3,604,930

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
Small Business Administration
$43,892	7.500%	04/01/17	$ 47,347
89,591	6.300	05/01/18	98,802
48,022	6.300	06/01/18	52,566
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,608,282

TOTAL AGENCY DEBENTURES			$ 167,889,902

Asset-Backed Securities(a) – 1.5%
Home Equity – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$267,823	0.570%	10/25/34	$ 263,465

Student Loan – 1.5%
Access Group, Inc. Series 2005-2, Class A3
3,292,207	0.492	11/22/24	3,232,365
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
421,213	0.420	09/25/23	420,682
College Loan Corp. Trust Series 2004-1, Class A4
1,700,000	0.505	04/25/24	1,649,565
Education Funding Capital Trust I Series 2004-1, Class A2
664,940	0.468	12/15/22	662,514
GCO Education Loan Funding Trust Series 2006-1, Class A11L
700,000	0.542	05/25/36	605,093
Northstar Education Finance, Inc. Series 2005-1, Class A1
282,755	0.413	10/28/26	281,750
SLM Student Loan Trust Series 2008-5, Class A4
3,900,000	2.015	07/25/23	4,100,384
US Education Loan Trust LLC Series 2006-1, Class A2(d)
582,986	0.441	03/01/25	579,500

			11,531,853

TOTAL ASSET-BACKED SECURITIES			$ 11,795,318

Government Guarantee Obligations – 1.3%
Israel Government AID Bond(g)
$1,400,000	5.500%	09/18/23	$ 1,834,503
100,000	5.500	12/04/23	130,761
700,000	5.500	04/26/24	925,115
Private Export Funding Corp.(h)
7,000,000	3.550	04/15/13	7,068,656

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 9,959,035

U.S. Treasury Obligations – 21.3%
United States Treasury Bonds
$6,300,000	6.625%	02/15/27	$ 9,692,739
5,400,000	4.375	11/15/39	7,021,404
3,100,000	4.250	11/15/40	3,956,561
5,000,000	4.375	05/15/41	6,510,700
3,100,000	3.750	08/15/41	3,641,725
7,900,000	3.125	02/15/42	8,255,816
5,350,000	3.000	05/15/42	5,447,745
200,000	2.750	08/15/42	193,036
United States Treasury Inflation Protected Securities
726,870	1.625	01/15/15	772,525
2,212,980	0.125	07/15/22	2,403,495
2,559,300	0.750	02/15/42	2,806,042
United States Treasury Notes
4,000,000	0.750	12/15/13	4,021,239
4,000,000	0.250	01/31/14	4,002,360

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$25,000,000	0.125%	07/31/14	$ 24,956,751
12,000,000	0.250	09/30/14	12,002,640
54,400,000	1.375	11/30/15	56,002,076
2,300,000	0.625	05/31/17	2,303,519
6,800,000	1.750	05/15/22	6,858,412
United States Treasury Principal-Only STRIPS(c)
6,600,000	0.000	05/15/21	5,825,556

TOTAL U.S. TREASURY OBLIGATIONS			$ 166,674,341

Municipal Debt Obligation – 0.3%
New Jersey – 0.3%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,559,280

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$3,700,000	1.233%	10/21/13	$ 46,876
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
3,700,000	1.233	10/21/13	27,640
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
3,200,000	2.200	10/22/14	127,636
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
3,200,000	2.200	10/22/14	26,998
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
3,100,000	2.200	10/22/14	123,648
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
3,100,000	2.200	10/22/14	26,154
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
3,700,000	1.270	10/18/13	51,644
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
3,700,000	1.270	10/18/13	25,321
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
8,900,000	2.030	10/26/15	39,742
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
8,900,000	1.950	10/26/15	42,224
JPMorgan Chase Bank NA Put - OTC – 5 year Interest Rate Swap Strike Price 1.669%
2,900,000	1.669	10/23/14	59,994
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
2,900,000	1.669	10/23/14	44,269
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
8,600,000	1.855	11/02/15	44,869

TOTAL OPTIONS PURCHASED			$ 687,015

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 817,652,713

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 17.2%
Repurchase Agreement – 17.2%
Joint Repurchase Agreement Account II
$134,100,000	0.221%	01/02/13	$ 134,100,000

TOTAL INVESTMENTS – 121.9%			$ 951,752,713

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.9)%			(171,099,070)

NET ASSETS – 100.0%			$ 780,653,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $980,191, which represents approximately 0.1% of net assets as of December 31, 2012.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $167,046,798 which represents approximately 21.4% of net assets as of December 31, 2012.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012. Total market value of these securities amounts to $2,890,379, which represents approximately 0.4% of net assets as of December 31, 2012.

(h)	Guaranteed by the Export/Import bank of the United States. Total market value for this security amounts to $7,068,656, which represents approximately 0.9% of net assets as of September 30,2012.

(i)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FHLMC	3.000%	TBA - 30yr	01/14/13	$(7,000,000)	$(7,317,188)
FNMA	5.000	TBA - 30yr	01/14/13	(48,000,000)	(51,993,749)

TOTAL (Proceeds Receivable: $59,303,907)					$(59,310,937)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	82	March 2013	$13,332,687	$(73,597)
2 Year U.S. Treasury Notes	21	March 2013	4,629,844	(1,675)
5 Year U.S. Treasury Notes	1,306	March 2013	162,484,766	113,687
10 Year U.S. Treasury Notes	207	March 2013	27,485,719	(76,575)
30 Year U.S. Treasury Bonds	(251)	March 2013	(37,022,500)	281,775

TOTAL				$243,615

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$6,200	02/28/17	3 month LIBOR	0.750%	$(14,506)	$(8,711)
Citibank NA	14,800	06/19/18	3 month LIBOR	1.000	(56,546)	51,129
	14,000	06/19/20	3 month LIBOR	1.250	92,370	86,105
Credit Suisse International (London)	19,700	02/28/17	0.750%	3 month LIBOR	117,628	(43,854)
	18,700	05/31/17	3 month LIBOR	0.700	(20,478)	44,212
	10,300	11/21/18	1.720	3 month LIBOR	—	(30,285)
	3,000	05/20/23	3 month LIBOR	1.758	—	46,587
Deutsche Bank Securities, Inc.	12,400	02/28/17	3 month LIBOR	0.750	(31,464)	(14,973)
	4,000	10/28/17	1.450	3 month LIBOR	—	14,172
	4,000	10/28/17	1.530	3 month LIBOR	—	20,477
	10,300	06/19/20	3 month LIBOR	1.250	58,707	72,599
	8,600	06/19/43	3 month LIBOR	2.750	(274,369)	410,766
JPMorgan Securities, Inc.	3,900	11/05/17	1.355	3 month LIBOR	—	5,616
Morgan Stanley Capital Services, Inc.	1,100	02/28/17	3 month LIBOR	0.750	(2,533)	(1,587)

TOTAL					$(131,191)	$652,253

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	14,000	306,810
Contracts Bought to Close	(14,000)	(306,810)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$934,366,319

Gross unrealized gain	19,934,194
Gross unrealized loss	(2,547,800)

Net unrealized security gain	$17,386,394

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.2%
Banks – 0.2%
DnB Boligkreditt AS
$200,000	2.100%	10/14/15	$ 207,286
200,000	2.900	03/29/16	212,636

TOTAL CORPORATE OBLIGATIONS			$ 419,922

Mortgage-Backed Obligations – 56.3%
Collateralized Mortgage Obligations – 39.0%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$700	1,004.961%	12/25/20	$ 14,384

Planned Amortization Class – 0.1%
FHLMC REMIC Series 2113, Class TE
122,248	6.000	01/15/14	124,800
FNMA REMIC Series 1993-225, Class WC
89,288	6.500	12/25/13	91,213

			216,013

Regular Floater(c) – 36.6%
Collateralized Mortgage Securities Corp. Series N, Class 2
60,616	0.912	08/25/17	60,857
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
1,201,120	0.760	02/25/48	1,202,071
FHLMC REMIC Series 1826, Class F
68,590	0.650	09/15/21	68,570
FHLMC REMIC Series 3371, Class FA
1,806,294	0.809	09/15/37	1,822,210
FHLMC REMIC Series 3374, Class FT
2,113,325	0.509	04/15/37	2,112,309
FHLMC REMIC Series 3545, Class FA
3,541,509	1.059	06/15/39	3,589,321
FHLMC REMIC Series 3588, Class CW
4,048,230	3.018	10/15/37	4,344,152
FHLMC REMIC Series 4039, Class FA
6,379,624	0.709	05/15/42	6,426,298
FNMA REMIC Series 1990-145, Class A
284,989	1.105	12/25/20	289,413
FNMA REMIC Series 1997-20, Class F
568,282	0.642	03/25/27	560,564
FNMA REMIC Series 1998-66, Class FC
146,732	0.709	11/17/28	147,885
FNMA REMIC Series 2010-123, Class FL
3,572,506	0.640	11/25/40	3,583,458
FNMA REMIC Series 2011-110, Class FE
6,567,279	0.610	04/25/41	6,614,570
FNMA REMIC Series 2012-56, Class FG
5,706,717	0.710	03/25/39	5,759,292
FNMA REMIC Series 2012-65, Class FB
1,252,293	0.730	06/25/42	1,256,341
GNMA REMIC Series 2001-25, Class AF
6,877,760	0.651	02/20/41	6,878,106
GNMA REMIC Series 2010-53, Class FC
3,100,352	1.031	04/20/40	3,146,489
GNMA REMIC Series 2012-12, Class HF
4,000,242	0.611	01/20/42	4,003,263

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
NCUA Guaranteed Notes Series 2010-A1, Class A
$782,259	0.558%	12/07/20	$ 782,646
NCUA Guaranteed Notes Series 2011-A1
2,700,000	0.232	06/12/13	2,700,027
NCUA Guaranteed Notes Series 2011-R1, Class 1A
1,096,188	0.658	01/08/20	1,101,241
NCUA Guaranteed Notes Series 2011-R2, Class 1A
3,126,879	0.658	02/06/20	3,137,872
NCUA Guaranteed Notes Series 2011-R3, Class 1A
3,268,860	0.607	03/11/20	3,279,331
NCUA Guaranteed Notes Series 2011-R4, Class 1A
4,513,345	0.588	03/06/20	4,521,984
NCUA Guaranteed Notes Series 2011-R5, Class 1A
4,135,760	0.588	04/06/20	4,143,030

			71,531,300

Sequential Fixed Rate – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 2A
211,588	1.840	10/07/20	214,266

Sequential Floating Rate(c) – 2.2%
Granite Master Issuer PLC Series 2006-3, Class A4
3,733,881	0.291	12/20/54	3,676,345
Granite Master Issuer PLC Series 2007-1, Class 2A1
528,691	0.351	12/20/54	520,545

			4,196,890

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 76,172,853

Federal Agencies – 17.3%
Adjustable Rate FHLMC(c) – 3.6%
38,747	2.366	08/01/16	39,287
63,188	3.240	08/01/18	65,447
39,088	2.893	11/01/18	40,122
211,594	2.916	11/01/18	218,303
15,791	2.797	02/01/19	16,243
38,102	2.347	03/01/19	38,890
28,100	3.055	03/01/19	29,071
37,361	2.517	06/01/19	38,184
28,764	2.963	07/01/19	29,693
680,517	3.139	11/01/19	705,358
501,073	6.876	11/01/19	538,810
42,059	3.021	01/01/20	42,975
59,492	2.344	05/01/21	61,062
32,294	2.373	10/01/26	32,857
626,521	3.554	08/01/28	673,901
308,884	2.575	05/01/29	323,431
36,897	4.181	06/01/29	40,321
58,059	2.368	04/01/30	60,146
56,174	4.315	06/01/30	61,387
157,801	2.679	12/01/30	162,104
46,450	2.477	02/01/31	48,698
13,295	2.280	06/01/31	14,054
3,132,159	2.887	05/01/34	3,349,362
360,536	3.966	05/01/35	376,480

			7,006,186

Adjustable Rate FNMA(c) – 5.6%
156,780	6.750	04/01/17	165,500
28,821	4.258	08/01/17	29,959
100,254	2.741	09/01/17	104,143
16,219	2.750	09/01/17	16,950

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$21,483	2.500%	12/01/17	$ 21,903
20,576	4.875	12/01/17	22,058
136,367	2.475	03/01/18	139,155
58,532	2.757	03/01/18	60,047
635,596	2.477	07/01/18	648,814
19,044	1.801	10/01/18	19,198
26,084	2.377	10/01/18	26,657
78,150	2.691	10/01/18	81,096
61,868	2.741	10/01/18	63,802
92,224	2.381	01/01/19	94,241
292,929	4.008	04/01/19	310,700
15,360	5.974	04/01/19	16,163
139,982	2.319	05/01/19	145,576
638,002	2.375	05/01/19	652,954
81,514	6.202	07/01/19	87,653
243,475	4.302	08/01/19	259,983
231,850	5.794	05/01/20	249,311
301,423	2.400	06/01/20	308,518
20,916	6.625	02/01/22	22,491
71,921	2.559	05/20/22	74,496
226,313	2.202	02/01/23	232,212
2,189	6.219	12/01/23	2,233
387,949	2.328	01/01/24	402,623
431,306	2.425	03/01/24	447,794
335,501	2.182	06/20/24	345,232
19,400	3.526	08/01/24	20,046
99,425	5.090	01/01/25	106,912
23,910	3.740	06/01/27	25,166
16,645	4.250	12/01/27	18,189
32,464	4.506	01/01/28	35,477
19,831	2.344	06/01/29	20,523
17,544	2.398	06/01/29	18,138
2,691,402	2.393	07/01/33	2,867,359
814,571	2.492	11/01/34	876,444
17,102	3.887	05/01/36	18,581
1,673,998	2.950	09/01/37	1,800,425
117,074	1.560	06/01/40	119,588
10,781	1.360	02/01/41	10,932

			10,989,242

Adjustable Rate GNMA(c) – 5.3%
1,025,179	1.625	02/20/33	1,065,017
422,681	1.750	05/20/33	442,488
6,897,547	1.750	08/20/34	7,233,189
1,527,545	1.625	02/20/37	1,601,635

			10,342,329

FHLMC – 1.8%
4,424	6.500	03/01/13	4,479
3,963	6.500	04/01/13	3,961
5,555	6.500	05/01/13	5,623
5,506	6.500	06/01/13	5,574
311,693	8.000	12/01/15	330,956
308,073	5.500	01/01/20	331,136
174,941	7.000	04/01/21	202,137
95,775	7.000	08/01/21	110,702
934,923	7.000	03/01/22	1,076,707
312,620	7.000	05/01/22	360,036
949,733	7.000	06/01/22	1,093,780
8,647	4.500	05/01/23	9,219

			3,534,310

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 1.0%
$145,532	8.000%	01/01/16	$ 153,475
388,667	7.000	03/01/17	421,367
70,512	7.000	05/01/17	76,445
39,729	5.500	03/01/18	42,620
253,105	5.500	04/01/18	271,525
10,433	5.000	09/01/19	11,309
3,461	5.000	11/01/19	3,753
26,375	5.000	01/01/20	28,606
87,145	7.000	07/01/21	99,133
167,575	7.000	11/01/21	191,182
98,999	7.000	12/01/21	112,928
197,371	7.000	01/01/22	225,159
38,881	7.000	02/01/22	44,361
137,318	7.000	01/01/28	159,688
121,175	6.500	04/01/33	137,269

			1,978,820

GNMA – 0.0%
64,298	7.000	04/15/26	76,275

TOTAL FEDERAL AGENCIES			$ 33,927,162

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 110,100,015

Asset-Backed Securities – 38.8%
Auto(c) – 7.6%
Ally Master Owner Trust Series 2010-1, Class A(a)
$6,500,000	1.959%	01/15/15	$ 6,502,878
Ford Credit Floorplan Master Owner Trust Series 2012-1, Class A
3,500,000	0.679	01/15/16	3,513,248
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2
3,000,000	0.559	09/15/16	2,999,692
Motor PLC Series 2012-A, Class A1B(a)
1,750,000	0.710	02/25/20	1,753,134

			14,768,952

Collateralized Loan Obligations(c) – 10.0%
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
460,695	0.579	06/20/17	454,139
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
700,000	1.093	11/21/22	675,930
ECP CLO Ltd. Series 2008-1A, Class A1(a)
2,300,000	1.158	03/17/22	2,267,726
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
4,024,521	0.588	11/01/17	3,916,241
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
850,000	1.020	10/18/21	839,350
Greywolf CLO Ltd. Series 2007-1A, Class A(a)
490,916	0.556	02/18/21	473,652
KKR Financial CLO Ltd. Series 2005-1A, Class A1(a)
1,111,620	0.584	04/26/17	1,099,972
KKR Financial CLO Ltd. Series 2007-AA, Class A(a)
1,059,076	1.090	10/15/17	1,053,858
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)
5,083,214	0.563	11/01/17	4,953,826
Lightpoint CLO Ltd. Series 2005-3A, Class A1A(a)
325,192	0.568	09/15/17	319,709
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
1,736,440	0.593	10/12/20	1,677,498
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.131	11/22/23	1,021,534
Westchester CLO Ltd. Series 2007-1X, Class A1A
814,112	0.538	08/01/22	770,884

			19,524,319

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Credit Card(a)(c) – 2.1%
World Financial Network Credit Card Master Trust Series 2006-A, Class A
$4,200,000	0.339%	02/15/17	$ 4,191,790

Home Equity(a) – 0.4%
AH Mortgage Advance Trust Series SART-2, Class A1
800,000	3.270	09/15/43	800,173

Student Loan(c) – 18.7%
Access Group, Inc. Series 2002-1, Class A2
889,065	0.490	09/25/25	887,187
Access Group, Inc. Series 2003-1, Class A2
840,189	0.570	12/27/16	836,978
Access Group, Inc. Series 2005-2, Class A3
2,751,695	0.492	11/22/24	2,701,679
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
2,174,760	0.470	06/27/22	2,171,228
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
1,278,000	0.390	12/26/18	1,276,454
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
1,268,122	0.410	12/26/17	1,266,748
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
2,916,090	0.420	09/25/23	2,912,415
College Loan Corp. Trust Series 2004-1, Class A3
1,179,631	0.475	04/25/21	1,150,050
College Loan Corp. Trust Series 2004-1, Class A4
600,000	0.505	04/25/24	582,199
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.415	07/25/24	4,863,503
Education Funding Capital Trust I Series 2004-1, Class A2
1,329,880	0.468	12/15/22	1,325,027
Education Loan Asset-Backed Trust Series 2012-1, Class A1
998,383	0.660	06/25/22	998,975
Educational Services of America, Inc. Series 2012-1, Class A1(a)
2,910,597	1.360	09/25/40	2,946,072
GCO Education Loan Funding Trust Series 2005-2, Class A6L
1,500,000	0.462	05/27/24	1,483,069
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
455,964	1.262	02/25/42	459,944
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,262,222	0.503	04/29/19	1,258,863
Northstar Education Finance, Inc. Series 2005-1, Class A1
895,391	0.413	10/28/26	892,208
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,864,040	0.910	12/26/31	1,864,702
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
1,114,852	0.915	04/25/19	1,108,122
Scholar Funding Trust Series 2012-B, Class A1(a)
295,996	0.610	10/28/25	295,163
SLM Student Loan Trust Series 2006-8, Class A4
445,453	0.395	10/25/21	444,491
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	2.015	07/25/23	1,314,226
SLM Student Loan Trust Series 2012-3, Class A
2,279,250	0.860	12/26/25	2,296,908

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
South Carolina Student Loan Corp. Series 2005, Class A1
$1,298,566	0.411%	12/03/18	$ 1,299,397

			36,635,608

TOTAL ASSET-BACKED SECURITIES			$ 75,920,842

U.S. Treasury Obligations – 1.2%
United States Treasury Bonds
$800,000	2.750%	11/15/42	$ 770,688
United States Treasury Notes
900,000	0.750	12/31/17	901,476
700,000	1.125	12/31/19	698,089

TOTAL U.S. TREASURY OBLIGATIONS			$ 2,370,253

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.3%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$2,600,000	1.233%	10/21/13	$ 32,940
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
2,600,000	1.233	10/21/13	19,423
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,400,000	2.200	10/22/14	95,727
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,400,000	2.200	10/22/14	20,248
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,300,000	2.200	10/22/14	91,739
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,300,000	2.200	10/22/14	19,405
Deutsche Bank AG Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
2,700,000	1.270	10/18/13	37,686
Deutsche Bank AG Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
2,700,000	1.270	10/18/13	18,477
Deutsche Bank AG Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
8,600,000	1.950	10/26/15	40,801
Deutsche Bank AG Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
8,600,000	2.030	10/26/15	38,403
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
8,400,000	1.855	11/02/15	43,825

TOTAL OPTIONS PURCHASED – 0.3%			$ 458,674

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 189,269,706

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 3.2%
Repurchase Agreement – 3.2%
Joint Repurchase Agreement Account II
$6,200,000	0.221%	01/02/13	$ 6,200,000

TOTAL INVESTMENTS – 100.0%			$ 195,469,706

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			74,512

NET ASSETS – 100.0%			$ 195,544,218

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $37,051,842, which represents approximately 18.9% of net assets as of December 31, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(d)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
SART	— Servicer Advance Revolving Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	1	March 2013	$249,250	$2,048
Eurodollars	1	June 2013	249,188	2,573
5 Year U.S. Treasury Notes	271	March 2013	33,716,211	22,869
10 Year U.S. Treasury Notes	(64)	March 2013	(8,498,000)	5,951
30 Year U.S. Treasury Bonds	(31)	March 2013	(4,572,500)	16,319

TOTAL				$49,760

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$5,100	02/28/17	3 month LIBOR	0.750%	$(11,933)	$(7,166)
Citibank NA	4,700	02/28/17	3 month LIBOR	0.750	(4,619)	(12,981)
	7,900	06/19/18	3 month LIBOR	1.000	(30,183)	27,292
Credit Suisse First Boston Corp.	14,700	02/28/17	0.750%	3 month LIBOR	87,773	(32,723)
	14,000	05/31/17	3 month LIBOR	0.700	(15,331)	33,100
	2,900	06/19/23	3 month LIBOR	2.000	(55,921)	41,473
Deutsche Bank Securities, Inc.	3,900	10/28/17	1.450	3 month LIBOR	—	13,817
	3,900	10/28/17	1.530	3 month LIBOR	—	19,965
	1,500	06/19/43	3 month LIBOR	2.750	(47,855)	71,645
JPMorgan Securities, Inc.	3,800	11/05/17	1.355	3 month LIBOR	—	5,472
Morgan Stanley Capital Services, Inc.	4,900	02/28/17	3 month LIBOR	0.750	(11,282)	(7,068)

TOTAL					$(89,351)	$152,826

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

WRITTEN OPTION CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	5,100	113,730
Contracts Bought to Close	(5,100)	(113,730)

Contracts Outstanding December 31, 2012	$—	$—

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$193,674,673

Gross unrealized gain	2,370,513
Gross unrealized loss	(575,480)

Net unrealized security gain	$1,795,033

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 98.3%
United States Treasury Inflation Protected Securities
$35,220,102	2.000%	07/15/14	$ 37,179,396
1,817,175	1.625	01/15/15	1,931,312
29,255,550	1.875	07/15/15	31,920,438
31,352,631	2.125	01/15/19	38,108,182
20,692,367	1.875	07/15/19	25,202,682
18,880,282	1.250	07/15/20	22,423,356
39,284,268	1.125 (a)	01/15/21	46,201,834
10,468,668	0.625	07/15/21	11,914,705
15,707,904	2.375	01/15/25	21,213,053
4,778,427	2.000	01/15/26	6,273,167
33,723,270	2.375	01/15/27	46,506,413
12,013,680	3.625	04/15/28	19,051,053
3,878,676	2.500	01/15/29	5,531,962
1,547,821	3.875	04/15/29	2,563,579
7,170,541	2.125	02/15/40	10,512,658
5,862,465	2.125	02/15/41	8,662,730
716,604	0.750	02/15/42	785,692
United States Treasury Principal-Only STRIPS(b)
1,000,000	0.000	11/15/41	407,830

TOTAL U.S. TREASURY OBLIGATIONS			$ 336,390,042

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$3,700,000	1.233%	10/21/13	$ 46,876
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
3,700,000	1.233	10/21/13	27,640
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,800,000	2.200	10/22/14	111,682
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
2,800,000	2.200	10/22/14	23,623
Deutsche Bank AG Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
4,400,000	2.030	10/26/15	19,648
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
5,100,000	1.855	11/02/15	26,608

TOTAL OPTIONS PURCHASED			$ 256,077

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 336,646,119

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 0.8%
Repurchase Agreement – 0.8%
Joint Repurchase Agreement Account II
$2,800,000	0.221%	01/02/13	$ 2,800,000

TOTAL INVESTMENTS – 99.2%			$ 339,446,119

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,775,072

NET ASSETS – 100.0%			$ 342,221,191

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURE CONTRACTS — At December 31, 2012 the Fund had the following future contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	$32	March 2013	$5,203,000	$(54,111)
5 Year U.S. Treasury Notes	466	March 2013	57,976,953	16,521
10 Year U.S. Treasury Notes	(284)	March 2013	(37,709,875)	118,079
30 Year U.S. Treasury Bonds	(79)	March 2013	(11,652,500)	91,690

TOTAL				$172,179

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse First Boston Corp.	$7,000	02/28/17	0.750%	3 month LIBOR	$41,797	$(15,583)
	6,700	05/31/17	3 month LIBOR	0.700%	(7,337)	15,841
Deutsche Bank Securities, Inc.	2,000	10/28/17	1.530	3 month LIBOR	—	10,239
JPMorgan Securities, Inc.	2,300	11/05/17	1.355	3 month LIBOR	—	3,312
Morgan Stanley Capital Services, Inc.	7,000	02/28/17	3 month LIBOR	0.750	(14,900)	(11,314)

TOTAL					$19,560	$2,495

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accurals and cash flows occur subsequent to December 31, 2012.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$322,079,892

Gross unrealized gain	17,894,806
Gross unrealized loss	(528,579)

Net unrealized security gain	$17,366,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 66.3%
Collateralized Mortgage Obligations – 15.0%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$24,177	21.272%	11/25/20	$ 35,220

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
461	1,172.807	11/15/21	13,750

Planned Amortization Class – 0.0%
FHLMC REMIC Series 1556, Class H
36,951	6.500	08/15/13	37,347

Regular Floater – 10.5%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)(c)
16,415,311	0.760	02/25/48	16,428,308
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
11,704,808	3.250	04/25/38	12,213,231
FNMA REMIC Series 1988-12, Class B(a)(d)
64,954	0.000	02/25/18	63,902
NCUA Guaranteed Notes Series 2010-A1, Class A(a)
4,823,931	0.558	12/07/20	4,826,315
NCUA Guaranteed Notes Series 2010-R2, Class 1A(a)
9,222,278	0.578	11/06/17	9,246,054
NCUA Guaranteed Notes Series 2011-A1(a)
17,700,000	0.232	06/12/13	17,700,177
NCUA Guaranteed Notes Series 2011-R1, Class 1A(a)
6,420,532	0.658	01/08/20	6,450,127
NCUA Guaranteed Notes Series 2011-R2, Class 1A(a)
20,950,092	0.658	02/06/20	21,023,744
NCUA Guaranteed Notes Series 2011-R3, Class 1A(a)
22,155,607	0.607	03/11/20	22,226,573
NCUA Guaranteed Notes Series 2011-R4, Class 1A(a)
38,453,767	0.588	03/06/20	38,527,371
NCUA Guaranteed Notes Series 2011-R5, Class 1A(a)
25,781,362	0.588	04/06/20	25,826,680
NCUA Guaranteed Notes Series 2011-R6, Class 1A(a)
21,083,819	0.588	05/07/20	21,120,058

			195,652,540

Sequential Fixed Rate – 4.1%
FHLMC REMIC Series 108, Class G
169,558	8.500	12/15/20	190,957
FHLMC REMIC Series 1980, Class Z
922,139	7.000	07/15/27	1,058,912
FHLMC REMIC Series 2019, Class Z
975,921	6.500	12/15/27	1,108,011
FHLMC REMIC Series 3466, Class BA
25,087	5.000	08/15/35	25,083
FHLMC REMIC Series 3530, Class DB
11,283,235	4.000	05/15/24	12,244,296
FNMA REMIC Series 1989-66, Class J
308,885	7.000	09/25/19	340,638
FNMA REMIC Series 1990-16, Class E
184,121	9.000	03/25/20	213,975
FNMA REMIC Series 2002-91, Class LK
122,000	4.500	06/25/22	122,317

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2005-65, Class WL
$6,131,535	5.500%	07/25/34	$ 6,392,884
FNMA REMIC Series 2011-42, Class MH
8,668,460	4.000	12/25/37	8,728,279
FNMA REMIC Series 2011-54, Class CM
10,127,897	4.000	12/25/37	10,202,801
GNMA REMIC Series 1995-3, Class DQ
50,330	8.050	06/16/25	58,318
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	21,432,000
NCUA Guaranteed Notes Series 2010-R1, Class 2A
1,269,529	1.840	10/07/20	1,285,596
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	12,007,270

			75,411,337

Sequential Floating Rate(a) – 0.4%
FHLMC REMICS Series 4097, Class AF
916,268	0.606	07/15/39	920,234
FNMA REMIC Series 1988-12, Class A
126,444	3.781	02/25/18	133,323
NCUA Guaranteed Notes Series 2010-R1, Class 1A
5,662,432	0.658	10/07/20	5,693,619

			6,747,176

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 277,897,370

Commercial Mortgage-Backed Securities – 1.2%
FNMA ACES Series 2009-M2, Class A2
21,700,000	3.334	01/25/19	23,016,945

Federal Agencies – 50.1%
Adjustable Rate FHLMC(a) – 0.3%
53,236	1.740	05/01/18	53,772
64,036	3.375	10/01/25	66,126
702,279	2.856	11/01/34	754,573
4,613,457	2.381	06/01/35	4,906,568
525,750	3.428	05/01/36	565,345
96,761	2.599	10/01/36	103,722
159,097	2.777	11/01/36	170,449

			6,620,555

Adjustable Rate FNMA(a) – 3.3%
16,813	1.820	11/01/17	16,938
145,289	2.742	02/01/18	148,386
82,267	2.068	06/01/18	83,737
114,986	5.794	05/01/20	123,646
59,078	3.020	01/01/23	61,149
314,003	3.182	02/01/27	324,897
3,521,807	2.793	08/01/29	3,615,304
56,472	2.380	07/01/32	59,968
41,506	2.880	07/01/32	44,403
162,469	2.528	01/01/33	169,733
2,690,209	2.925	05/01/33	2,884,560
488,118	3.000	08/01/33	517,580
2,073,991	4.611	08/01/33	2,266,482
1,886,600	2.413	02/01/34	2,009,619
587,168	2.695	05/01/34	627,466
1,158,476	2.825	05/01/34	1,239,203
1,082,606	2.345	06/01/34	1,153,749
699,993	2.721	10/01/34	749,048
973,871	2.758	10/01/34	1,039,485

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$1,852,823	2.548%	02/01/35	$ 1,977,353
254,707	2.603	02/01/35	271,442
411,007	2.778	03/01/35	438,819
2,016,386	2.817	03/01/35	2,128,580
2,857,146	2.432	04/01/35	3,015,403
4,756,817	2.541	04/01/35	4,993,097
1,665,716	2.845	04/01/35	1,783,725
826,712	2.522	05/01/35	876,809
520,944	2.569	05/01/35	553,191
3,260,939	2.347	08/01/35	3,494,820
1,463,359	2.286	10/01/35	1,530,244
3,146,335	2.854	03/01/36	3,372,085
764,444	2.391	04/01/36	799,749
2,507,930	3.048	04/01/36	2,633,025
1,614,899	2.538	06/01/36	1,699,105
2,962,056	2.888	06/01/36	3,185,135
2,542,357	2.578	07/01/36	2,678,071
4,338,460	2.914	09/01/36	4,665,198
575,309	2.935	11/01/36	618,636
3,397,496	2.874	07/01/37	3,633,174
125,876	2.834	12/01/46	134,075

			61,617,089

Adjustable Rate GNMA(a) – 0.7%
3,386,416	1.750	05/20/34	3,547,577
1,071,706	1.750	07/20/34	1,123,926
665,644	1.750	08/20/34	698,089
4,893,580	1.750	09/20/34	5,132,158
624,697	1.625	10/20/34	653,170
1,000,649	1.625	12/20/34	1,048,956

			12,203,876

FHLMC – 9.2%
312	6.500	01/01/13	314
1,576	6.500	04/01/13	1,575
9,531	6.500	05/01/13	9,616
2,753	6.500	06/01/13	2,787
3,089	6.500	10/01/13	3,163
23,445	8.500	10/01/15	25,165
107,852	8.000	12/01/15	114,518
7,523	7.000	03/01/16	7,968
1,524,927	5.500	01/01/20	1,639,086
387,731	7.000	04/01/22	446,530
8,647	4.500	05/01/23	9,219
33,336	7.500	01/01/31	38,346
10,170	6.000	06/01/36	11,140
28,513,867	3.000	08/01/42	29,837,351
53,409,412	3.000	11/01/42	55,888,434
23,508,766	3.000	12/01/42	24,599,935
11,569,308	3.000	01/01/43	12,106,303
42,000,000	2.500	TBA - 15yr(e)	43,834,220
3,000,000	3.000	TBA - 30yr(e)	3,135,937

			171,711,607

FNMA – 36.5%
3,909	6.000	01/01/14	4,270
13,734	6.000	03/01/14	15,001
5,515	5.500	04/01/14	5,992
1,709	8.500	09/01/15	1,715
52,041	8.500	10/01/15	55,461
7,413	8.500	12/01/15	7,885

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$9,000,000	3.660%	01/01/18	$ 10,139,353
4,528	5.500	01/01/18	4,857
7,537,196	2.800	03/01/18	8,127,195
6,860,000	3.840	05/01/18	7,700,226
62,132,329	3.738	06/01/18	69,734,089
263,076	5.500	07/01/18	282,221
169,286	5.500	08/01/18	181,606
319,576	5.500	09/01/18	342,833
15,800,000	2.960	11/01/18	17,140,281
45,649	5.500	12/01/18	48,971
18,872	5.500	01/01/19	20,245
134,457	6.000	01/01/19	146,869
35,187	5.500	03/01/19	37,748
6,949	5.500	08/01/19	7,458
11,857	5.000	09/01/19	12,832
43,481	7.000	11/01/19	48,808
4,864,987	3.416	10/01/20	5,369,826
3,700,528	3.632	12/01/20	4,091,783
5,828,659	4.374	06/01/21	6,781,732
42,030,741	4.317	07/01/21	48,845,143
68,418	6.000	03/01/22	74,734
4,865,817	5.500	09/01/23	5,240,044
1,024,560	5.500	10/01/23	1,104,243
8,044	7.000	12/01/24	9,374
130,687	5.000	06/01/25	142,368
151,266	6.000	02/01/26	165,336
18,041,759	4.000	09/01/26	19,299,045
980,579	5.000	06/01/27	1,068,226
1,639	7.000	07/01/27	1,784
658,506	6.000	08/01/27	719,269
2,315	7.000	08/01/27	2,691
470,086	5.000	03/01/28	507,422
3,331	7.000	10/01/28	3,907
70,669	6.000	01/01/29	77,237
2,809	7.000	01/01/29	3,267
2,408,644	4.500	09/01/29	2,599,327
1,074	7.000	11/01/29	1,249
131,882	8.000	02/01/31	157,205
1,881	7.000	04/01/31	2,219
15,508,657	4.500	10/01/31	16,903,043
11,583	7.000	05/01/32	13,440
10,821	7.000	06/01/32	12,556
5,236	7.000	08/01/32	6,076
1,766,308	6.000	03/01/33	1,958,286
7,111	5.000	04/01/33	7,717
13,059	6.000	04/01/33	14,434
2,733,176	6.500	04/01/33	3,091,661
1,893,319	5.000	12/01/33	2,054,736
3,180	7.000	04/01/34	3,697
61,191	6.000	01/01/35	67,590
6,793,330	6.000	04/01/35	7,508,291
990,693	5.000	05/01/35	1,072,203
1,917,442	5.000	06/01/35	2,075,201
202,319	6.000	06/01/35	222,202
3,616,108	5.000	08/01/35	3,913,624
11,402	5.000	09/01/35	12,340
78,366	6.000	09/01/35	86,068
1,110	6.000	11/01/35	1,224
344,259	5.000	12/01/35	372,583
736,675	5.000	01/01/36	797,285
190,726	6.000	01/01/36	207,994
3,823,008	5.000	02/01/36	4,137,548
954,025	6.000	05/01/36	1,040,398
1,970,696	6.000	06/01/36	2,149,117
1,092,333	6.000	07/01/36	1,191,230

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$3,521,790	6.000%	08/01/36	$ 3,840,643
1,550,227	6.000	09/01/36	1,690,580
7,140,656	6.000	10/01/36	7,787,149
167,648	5.000	11/01/36	181,240
1,484,799	6.000	11/01/36	1,619,229
12,405,220	5.000	12/01/36	13,425,864
13,038,349	6.000	12/01/36	14,218,800
6,576,070	6.000	01/01/37	7,171,387
129,752	5.000	02/01/37	140,215
2,169,861	6.000	02/01/37	2,366,069
6,423,287	6.000	03/01/37	7,013,623
11,697,444	6.000	04/01/37	12,776,440
6,695,183	6.000	05/01/37	7,300,519
62,886	5.000	06/01/37	67,957
3,464,238	6.000	06/01/37	3,777,452
14,172	5.000	07/01/37	15,314
9,666,314	6.000	07/01/37	10,540,280
3,930,340	6.000	08/01/37	4,285,697
5,837,743	6.000	09/01/37	6,365,555
95,000	8.500	09/01/37	109,811
1,762,075	6.000	10/01/37	1,921,391
875,689	7.500	10/01/37	1,007,469
3,881,781	6.000	11/01/37	4,235,100
1,901,290	6.000	12/01/37	2,073,313
2,125,997	6.000	01/01/38	2,318,216
25,725,857	5.000	02/01/38	27,842,463
3,958,888	6.000	02/01/38	4,316,844
3,929,775	6.000	03/01/38	4,285,185
2,104,374	6.000	04/01/38	2,294,693
350,202	6.000	05/01/38	381,869
153,701	5.000	06/01/38	166,063
114,362	6.000	06/01/38	124,705
12,198,744	6.000	07/01/38	13,301,700
2,369,078	6.000	08/01/38	2,583,607
7,083,364	6.000	09/01/38	7,724,226
4,414,682	6.000	10/01/38	4,813,928
4,399,597	6.000	11/01/38	4,797,416
50,250	5.000	12/01/38	54,291
22,138,816	6.000	12/01/38	24,141,088
629,594	6.000	01/01/39	686,802
1,262,804	5.000	02/01/39	1,369,517
867,100	5.000	03/01/39	947,984
197,375	6.000	04/01/39	215,226
1,816,404	5.000	05/01/39	1,970,298
53,524	6.000	06/01/39	58,365
215,034	5.000	07/01/39	232,374
5,732	6.000	07/01/39	6,251
23,529	4.500	08/01/39	25,377
197,012	6.000	09/01/39	214,825
448,838	6.000	10/01/39	489,460
15,936	5.000	11/01/39	17,286
1,880,154	5.000	03/01/40	2,050,386
1,162,646	5.000	06/01/40	1,267,915
3,833,047	6.000	07/01/40	4,179,608
647,210	5.000	08/01/40	705,809
4,770,449	6.000	10/01/40	5,222,738
11,109,290	4.500	11/01/40	11,985,449
4,802,065	4.500	04/01/41	5,199,005
137,011	5.000	04/01/41	149,586
2,044,239	4.500	05/01/41	2,213,216
3,450,271	4.500	08/01/41	3,760,019
1,534,582	5.000	09/01/41	1,675,429
448,765	4.500	10/01/41	485,859
182,484	5.000	02/01/42	197,821
95,000,000	3.000	TBA - 30yr(e)	99,564,455

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$24,000,000	4.000%		TBA - 30yr(e)	$ 25,723,126
33,000,000	4.500		TBA - 30yr(e)	35,650,312

				678,595,780

GNMA – 0.1%
589,658	5.500		07/15/20	635,642
277,282	6.000		11/15/38	310,415

				946,057

TOTAL FEDERAL AGENCIES				$ 931,694,964

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 1,232,609,279

Agency Debentures – 34.4%
FHLB
$12,200,000	2.125%		06/10/16	$ 12,838,835
FHLMC
34,220,000	5.000	(f)	01/30/14	35,986,539
44,200,000	1.375		02/25/14	44,775,259
51,300,000	0.375		02/27/14	51,380,721
132,800,000	1.000		07/30/14	134,361,051
13,300,000	1.000		08/20/14	13,457,013
9,700,000	0.500		08/28/15	9,726,982
72,100,000	3.000		07/31/19	73,207,809
4,000,000	2.375		01/13/22	4,179,335
FNMA
56,400,000	4.125		04/15/14	59,202,533
28,400,000	0.000	(g)	07/05/14	28,238,492
6,900,000	0.750		12/19/14	6,961,941
26,100,000	0.375		03/16/15	26,134,739
7,900,000	0.500		05/27/15	7,927,742
8,000,000	0.500		07/02/15	8,026,096
96,700,000	2.375		04/11/16	102,596,988
12,400,000	0.875		10/26/17	12,440,823
5,200,000	6.250		05/15/29	7,500,531
Small Business Administration
59,596	7.200		06/01/17	65,668
179,183	6.300		05/01/18	197,603
120,054	6.300		06/01/18	131,415

TOTAL AGENCY DEBENTURES				$ 639,338,115

U.S. Treasury Obligations – 9.5%
United States Treasury Bonds
$5,300,000	2.750%		11/15/42	$ 5,105,808
United States Treasury Inflation Protected Securities
1,938,320	1.625	(f)	01/15/15	2,060,066
5,431,860	0.125		07/15/22	5,899,489
6,039,948	0.750		02/15/42	6,622,259
United States Treasury Notes
29,200,000	0.250		04/30/14	29,213,433
20,400,000	0.250		05/31/14	20,408,772
51,700,000	0.125		07/31/14	51,610,561
56,100,000	0.250		08/31/14	56,112,344

TOTAL U.S. TREASURY OBLIGATIONS				$ 177,032,732

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Citibank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$13,200,000	1.233%	10/21/13	$ 167,233
Citibank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
13,200,000	1.233	10/21/13	98,608
Citibank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
11,200,000	2.200	10/22/14	446,728
Citibank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
11,200,000	2.200	10/22/14	94,492
Citibank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
11,300,000	2.200	10/22/14	450,716
Citibank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
11,300,000	2.200	10/22/14	95,336
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
13,100,000	1.270	10/18/13	182,848
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
13,100,000	1.270	10/18/13	89,649
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
32,300,000	1.950	10/26/15	153,241
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
32,200,000	2.030	10/26/15	143,786
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
10,600,000	1.669	10/23/14	219,288
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
10,600,000	1.669	10/23/14	161,812
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
31,100,000	1.855	11/02/15	162,258

TOTAL OPTIONS PURCHASED – 0.2%			$ 2,465,995

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 2,051,446,121

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$16,600,000	0.221%	01/02/13	$ 16,600,000

TOTAL INVESTMENTS – 111.3%			$ 2,068,046,121

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.3)%			(209,768,029)

NET ASSETS – 100.0%			$ 1,858,278,092

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $28,641,539, which represents approximately 1.5% of net assets as of December 31, 2012.

(d)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $207,908,050 which represents approximately 11.2% of net assets as of December 31, 2012.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	6.000%	TBA - 30yr	01/14/13	$(135,000,000)	$(147,445,313)
FNMA	5.000	TBA - 30yr	01/14/13	(62,000,000)	(67,158,592)

TOTAL (Proceeds Receivable: $214,909,688)					$(214,603,905)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(9)	March 2013	$(1,463,344)	$1,133
2 Year U.S. Treasury Notes	5,181	March 2013	1,142,248,594	356,715
5 Year U.S. Treasury Notes	1,026	March 2013	127,648,828	228,388
10 Year U.S. Treasury Notes	(377)	March 2013	(50,058,531)	32,052
30 Year U.S. Treasury Bonds	(534)	March 2013	(78,765,000)	915,157

TOTAL				$1,533,445

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$ 31,000		11/02/16	3 month LIBOR	1.780%	$—	$(1,469,737)
Citibank NA	277,700	(a)	06/19/18	3 month LIBOR	1.000	(1,061,004)	959,365
	43,400	(a)	06/19/20	3 month LIBOR	1.250	286,346	266,926
Credit Suisse First Boston Corp.	23,500	(a)	06/19/23	3 month LIBOR	2.000	(453,152)	336,077
	17,000	(a)	06/19/33	3 month LIBOR	2.500	(140,943)	572,677
Deutsche Bank Securities, Inc.	14,500	(a)	10/28/17	1.450%	3 month LIBOR	—	51,372
	14,500	(a)	10/28/17	1.530	3 month LIBOR	—	74,230
	19,300	(a)	10/03/18	1.797	3 month LIBOR	—	181
	18,700	(a)	11/09/18	1.779	3 month LIBOR	—	(26,851)
	19,600	(a)	11/13/18	1.738	3 month LIBOR	—	(46,476)
	32,000	(a)	06/19/20	3 month LIBOR	1.250	182,392	225,551
	5,600	(a)	04/03/23	3 month LIBOR	1.835	—	24,098
	5,400	(a)	05/09/23	3 month LIBOR	1.828	—	42,885
	5,700	(a)	05/13/23	3 month LIBOR	1.791	—	67,104
	400	(a)	06/19/43	3 month LIBOR	2.750	(12,761)	19,105
JPMorgan Securities, Inc.	14,000	(a)	11/05/17	1.355	3 month LIBOR	—	20,160
	23,200	(a)	06/19/28	3 month LIBOR	2.250	(31,006)	642,210

TOTAL						$(1,230,128)	$1,758,877

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTION CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	61,100	1,354,750
Contracts Bought to Close	(61,100)	(1,354,750)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,043,274,399

Gross unrealized gain	30,907,442
Gross unrealized loss	(6,135,720)

Net unrealized security gain	$24,771,722

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 52.4%
Aerospace & Defense(a) – 0.2%
General Dynamics Corp.
	$150,000	1.000%	11/15/17	$ 148,820

Airlines(a)(b) – 0.9%
Air Canada
	550,000	9.250	08/01/15	577,500

Automotive – 1.1%
Ford Motor Credit Co. LLC
	600,000	8.000	12/15/16	723,126

Banks – 17.4%
ANZ Capital Trust II(a)(b)
	150,000	5.360	12/31/49	153,000
Australia & New Zealand Banking Group Ltd.(b)
	300,000	1.000	10/06/15	301,920
Banco de Bogota SA(a)(b)
	200,000	5.000	01/15/17	216,227
Banco del Estado de Chile(a)(b)
	170,000	2.000	11/09/17	169,618
Bank of America Corp.
	1,575,000	3.625	03/17/16	1,666,968
BNP Paribas Capital Trust VI(a)(c)
EUR	75,000	5.868	01/16/49	99,067
Caixa Economica Federal(b)
	$260,000	2.375	11/06/17	258,203
Capital One Capital III(a)
	125,000	7.686	08/15/36	125,100
Capital One Financial Corp.
	225,000	2.125	07/15/14	228,847
	75,000	1.000	11/06/15	74,576
Citigroup, Inc.
	1,570,000	4.750	05/19/15	1,690,819
Commonwealth Bank of Australia(a)
	275,000	1.900	09/18/17	281,040
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(b)
	100,000	3.200	03/11/15	104,838
Credit Suisse New York
	325,000	5.500	05/01/14	345,427
HSBC Capital Funding LP(a)(b)(c)
	725,000	4.610	06/27/49	723,624
ING Bank NV(b)
	200,000	2.000	09/25/15	201,480
JPMorgan Chase & Co.
	1,125,000	3.450	03/01/16	1,197,384
Morgan Stanley, Inc.
	1,500,000	3.800	04/29/16	1,570,836
Resona Preferred Global Securities Ltd.(a)(b)(c)
	575,000	7.191	07/30/49	627,481
Royal Bank of Scotland PLC
	575,000	2.550	09/18/15	587,863
Santander Holdings USA, Inc.(a)
	50,000	3.000	09/24/15	50,955
Sparebank 1 Boligkreditt AS(b)
	100,000	1.250	10/25/14	100,600
Wells Fargo & Co.
	425,000	2.625	12/15/16	447,205
	250,000	5.625	12/11/17	298,747

				11,521,825

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(a) – 0.6%
Ecolab, Inc.
	$275,000	2.375%	12/08/14	$ 283,183
Huntsman International LLC
EUR	33,000	5.500	06/30/16	33,082
The Dow Chemical Co.
	$100,000	2.500	02/15/16	103,857

				420,122

Consumer Products(a) – 0.4%
Spectrum Brands, Inc.
	200,000	9.500	06/15/18	226,500

Consumer Products - Household & Leisure(a) – 0.8%
Easton-Bell Sports, Inc.
	400,000	9.750	12/01/16	430,000
Prestige Brands, Inc.
	100,000	8.250	04/01/18	110,000

				540,000

Diversified Manufacturing(a)(b) – 0.2%
Pentair Finance SA
	125,000	1.350	12/01/15	125,347

Electric(a) – 0.4%
Commonwealth Edison Co.
	100,000	1.625	01/15/14	101,109
DPL, Inc.
	175,000	6.500	10/15/16	185,063

				286,172

Energy – 3.4%
Anadarko Petroleum Corp.(a)
	150,000	6.375	09/15/17	178,980
BP Capital Markets PLC
	375,000	3.200	03/11/16	399,813
Gaz Capital SA for Gazprom(d)
	100,000	9.250	04/23/19	131,625
Marathon Oil Corp.(a)
	100,000	0.900	11/01/15	100,077
Noble Holding International Ltd.(a)
	100,000	2.500	03/15/17	103,164
Petrobras International Finance Co.(a)
	200,000	2.875	02/06/15	205,172
Raizen Fuels Finance Ltd.(a)
	120,000	9.500	08/15/14	132,900
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
	450,000	3.149	03/06/17	457,993
Transocean, Inc.(a)
	200,000	5.050	12/15/16	221,747
	185,000	2.500	10/15/17	186,944
Weatherford International Ltd.(a)
	100,000	5.150	03/15/13	100,792

				2,219,207

Energy - Exploration & Production(a) – 0.3%
Range Resources Corp.
	200,000	8.000	05/15/19	221,750

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 1.5%
Anheuser-Busch InBev Worldwide, Inc.(a)
$125,000	3.625%		04/15/15	$ 133,486
275,000	1.375		07/15/17	277,527
Diageo Capital PLC(a)
25,000	1.500		05/11/17	25,279
Kraft Foods, Inc.
200,000	4.125		02/09/16	217,826
Pernod-Ricard SA(a)(b)
150,000	2.950		01/15/17	157,595
SABMiller Holdings, Inc.(a)(b)
200,000	2.450		01/15/17	208,479

				1,020,192

Health Care Products(a) – 0.2%
Life Technologies Corp.
150,000	4.400		03/01/15	159,992

Health Care Services(a) – 2.4%
Coventry Health Care, Inc.
51,000	6.300		08/15/14	55,249
DaVita HealthCare Partners, Inc.
400,000	6.375		11/01/18	429,000
Express Scripts Holding Co.
175,000	3.125		05/15/16	184,810
150,000	3.500	(b)	11/15/16	160,561
HCA, Inc.
175,000	6.500		02/15/16	190,750
McKesson Corp.
125,000	0.950		12/04/15	125,243
Tenet Healthcare Corp.
300,000	10.000		05/01/18	342,000
UnitedHealth Group, Inc.
25,000	0.850		10/15/15	25,081
100,000	1.875		11/15/16	102,943

				1,615,637

Life Insurance – 0.7%
American International Group, Inc.(a)
145,000	4.875		09/15/16	161,536
MetLife, Inc.
150,000	1.756		12/15/17	151,732
Prudential Financial, Inc.
125,000	5.100		09/20/14	133,708

				446,976

Media - Cable(a) – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
500,000	7.250		10/30/17	545,625
COX Communications, Inc.
100,000	5.500		10/01/15	112,575
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
60,000	4.750		10/01/14	63,890
225,000	3.500		03/01/16	238,744
DISH DBS Corp.
200,000	6.625		10/01/14	215,000

				1,175,834

Media - Non Cable – 1.1%
NBCUniversal Media LLC(a)
100,000	2.100		04/01/14	101,736
300,000	2.875		04/01/16	316,296
News America, Inc.
200,000	5.300		12/15/14	217,622

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
WPP Finance UK(a)
$100,000	8.000%		09/15/14	$ 110,717

				746,371

Metals & Mining(a) – 2.1%
Freeport-McMoRan Copper & Gold, Inc.
475,000	1.400		02/13/15	473,495
Xstrata Finance Canada, Ltd.(b)
900,000	1.800		10/23/15	904,887

				1,378,382

Noncaptive - Financial – 2.2%
Caterpillar Financial Services Corp.
125,000	0.700		11/06/15	124,815
General Electric Capital Corp.
925,000	2.150		01/09/15	949,010
SLM Corp.
400,000	5.000		10/01/13	409,641

				1,483,466

Packaging(a) – 0.8%
Ball Corp.
100,000	7.125		09/01/16	107,000
Sealed Air Corp.
400,000	7.875		06/15/17	426,500

				533,500

Pharmaceuticals(a) – 1.6%
AbbVie, Inc.(b)
550,000	1.750		11/06/17	556,491
Mylan, Inc.(b)
75,000	7.875		07/15/20	88,632
Novartis Capital Corp.
100,000	2.900		04/24/15	105,153
Roche Holdings, Inc.(b)
75,000	5.000		03/01/14	78,784
Watson Pharmaceuticals, Inc.
225,000	1.875		10/01/17	227,337

				1,056,397

Pipelines(a) – 3.9%
Energy Transfer Partners LP
100,000	5.950		02/01/15	109,462
Enterprise Products Operating LLC
100,000	3.200		02/01/16	106,140
200,000	8.375	(c)	08/01/66	228,250
675,000	7.034	(c)	01/15/68	773,719
ONEOK Partners LP
250,000	3.250		02/01/16	263,039
Southern Union Co.(c)
100,000	3.330		11/01/66	85,750
TransCanada PipeLines Ltd.(c)
950,000	6.350		05/15/67	1,016,500

				2,582,860

Real Estate Investment Trust(a) – 3.8%
ERP Operating LP
475,000	5.250		09/15/14	508,187
HCP, Inc.
500,000	3.750		02/01/16	529,628
Health Care REIT, Inc.
125,000	6.000		11/15/13	130,433
Kilroy Realty LP
450,000	5.000		11/03/15	491,975

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Realty Income Corp.
$125,000	2.000%	01/31/18	$ 125,191
Simon Property Group LP
100,000	6.100	05/01/16	114,244
WEA Finance LLC(b)
575,000	5.750	09/02/15	641,963

			2,541,621

Retailers – 0.1%
Wal-Mart Stores, Inc.
75,000	5.375	04/05/17	88,665

Retailers - Food & Drug(a) – 0.5%
Rite Aid Corp.
100,000	9.750	06/12/16	108,250
Walgreen Co.
200,000	1.800	09/15/17	201,382

			309,632

Technology(a) – 0.7%
Fidelity National Information Services, Inc.
100,000	7.625	07/15/17	109,000
Hewlett-Packard Co.
150,000	3.000	09/15/16	149,910
International Business Machines Corp.
125,000	2.000	01/05/16	129,315
Texas Instruments, Inc.
50,000	2.375	05/16/16	52,418

			440,643

Technology - Hardware(a) – 0.1%
Tech Data Corp.
75,000	3.750	09/21/17	75,916

Tobacco – 0.2%
Philip Morris International, Inc.
150,000	1.125	08/21/17	149,584

Transportation(a) – 0.2%
CSX Corp.
100,000	6.250	04/01/15	111,763

Wireless Telecommunications(a) – 0.3%
Sprint Nextel Corp.
175,000	8.375	08/15/17	203,000

Wirelines Telecommunications – 2.5%
AT&T, Inc.(a)
100,000	2.400	08/15/16	104,470
Deutsche Telekom International Finance BV(a)
125,000	5.875	08/20/13	129,096
Frontier Communications Corp.(a)
300,000	7.875	04/15/15	336,000
PAETEC Holding Corp.(a)
500,000	9.875	12/01/18	572,500
Telefonica Emisiones SAU(a)
100,000	4.949	01/15/15	104,500

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc.
	$275,000	0.700%	11/02/15	$ 275,057
	125,000	3.000 (a)	04/01/16	133,195
				1,654,818

TOTAL CORPORATE OBLIGATIONS				$ 34,785,618

Mortgage-Backed Obligations – 21.1%
Collateralized Mortgage Obligations – 4.4%
Sequential Fixed Rate – 0.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
	$96,377	1.337%	06/25/16	$ 97,994
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
	200,000	1.655	11/25/16	206,247
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	104,747
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	200,000	1.883	05/25/19	205,183

				614,171

Sequential Floating Rate(c) – 3.5%
Darrowby PLC Series 2012- 1, Class A
GBP	90,267	2.223	02/20/44	151,191
Granite Master Issuer PLC Series 2005-4, Class A5
EUR	330,432	0.310	12/20/54	429,883
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	99,130	0.614	12/20/54	158,318
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	66,086	0.330	12/20/54	85,977
Granite Master Issuer PLC Series 2007-1, Class 2A1
	231,302	0.351	12/20/54	227,738
Granite Mortgages PLC Series 2003-2, Class 1B
	64,002	1.299	07/20/43	62,176
Granite Mortgages PLC Series 2004-3, Class 2A1
	$177,511	0.589	09/20/44	176,278
Permanent Master Issuer PLC Series 2010-1X, Class 2A2
EUR	400,000	1.445	07/15/42	539,490
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
	$250,000	1.854	07/15/42	255,281
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(b)
	192,246	1.570	12/25/59	193,380

				2,279,712

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 2,893,883

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate – 0.2%
FNMA-ACES Series 12-M9, Class ASQ2
	100,000	1.513	12/25/17	102,095

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 0.5%
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
$189,336	0.562%	04/25/19	$ 187,974
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
150,000	5.335	08/12/37	163,414

			351,388

			453,483

Federal Agencies – 16.0%
FHLMC – 7.8%
1,000,000	3.000	11/01/42	1,046,415
1,000,000	3.000	12/01/42	1,046,415
3,000,000	2.500	TBA -15yr(e)	3,131,016

			5,223,846

FNMA – 8.2%
25,893	4.000	11/01/40	27,735
147,673	5.000	01/01/42	160,085
5,000,000	3.000	TBA - 30yr(e)	5,240,235

			5,428,055

TOTAL FEDERAL AGENCIES			$ 10,651,901

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 13,999,267

Asset-Backed Securities – 11.7%
Auto – 1.6%
Ally Master Owner Trust Series 2012-5, Class A
$350,000	1.540%	09/15/19	$ 350,317
Motor PLC Series 2012-A, Class A1B(b)(c)
250,000	0.710	02/25/20	250,447
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
250,000	0.680	06/15/15	250,677
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
197,246	2.140	08/22/16	199,128

			1,050,569

Collateralized Loan Obligations(c) – 6.5%
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)
75,032	0.579	06/20/17	73,964
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
250,000	0.563	04/29/19	240,216
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(b)
100,000	1.093	11/21/22	96,561
ECP CLO Ltd. Series 2008-1A, Class A1(b)
750,000	1.158	03/17/22	739,476
Gleneagles CLO Ltd. Series 2005-1A, Class A1(b)
457,332	0.588	11/01/17	445,028
Grayson CLO Ltd. Series 2006-1A, Class A1A(b)
227,144	0.558	11/01/21	217,222
Jasper CLO Ltd. Series 2005-1A, Class A(b)
211,783	0.583	08/01/17	206,726
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
317,723	1.090	10/15/17	316,157
Liberty CLO Ltd. Series 2005-1A, Class A1C(b)
706,002	0.563	11/01/17	688,031
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
396,900	0.593	10/12/20	383,428
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)
300,000	1.551	11/22/23	292,595
Red River CLO Ltd. Series 1A, Class A
475,397	0.583	07/27/18	454,445

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
Westchester CLO Ltd. Series 2007-1X, Class A1A
	$203,528	0.538%	08/01/22	$ 192,721

				4,346,570

Student Loan(c) – 3.6%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	291,609	0.420	09/25/23	291,241
College Loan Corp. Trust Series 2004-1, Class A4
	100,000	0.505	04/25/24	97,033
Education Loan Asset-Backed Trust Series 2012-1, Class A1
	130,224	0.660	06/25/22	130,301
Educational Services of America, Inc. Series 2012-1, Class A1(b)
	207,900	1.360	09/25/40	210,434
GCO Education Loan Funding Trust Series 2005-2, Class A5L
	99,730	0.432	05/25/21	99,510
Nelnet Student Loan Corp.Series 2004-2A, Class A4
	170,595	0.452	08/26/19	170,376
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
	343,376	0.910	12/26/31	343,498
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b)
	190,000	0.764	05/25/27	190,032
SLC Student Loan Trust Series 2006-1, Class A4
	214,702	0.388	12/15/21	214,201
SLM Student Loan Trust Series 2006-8, Class A4
	222,726	0.395	10/25/21	222,245
SLM Student Loan Trust Series 2006-9, Class A4
	217,387	0.385	10/25/22	216,677
SLM Student Loan Trust Series 2012-2, Class A
	218,628	0.910	01/25/29	220,792

				2,406,340

TOTAL ASSET-BACKED SECURITIES				$ 7,803,479

Foreign Debt Obligations – 6.1%
Noncaptive - Financial – 0.7%
Caterpillar Financial Services Corp.
CNY	3,000,000	1.350%	07/12/13	$ 477,484

Sovereign – 5.4%
Kommunalbanken AS(b)
	$100,000	1.000	09/26/17	99,873
Mexican Cetes(f)
MXN	14,155,530	0.000	04/04/13	1,082,427
	15,917,200	0.000	06/27/13	1,205,537
Republic of Colombia
	$100,000	7.375	03/18/19	131,500
Republic of Indonesia
	100,000	11.625	03/04/19	151,750
Republic of Panama
	190,000	7.250	03/15/15	213,750
Republic of Slovenia(b)
	200,000	5.500	10/26/22	210,750
Republic of Turkey
	170,000	7.000	09/26/16	199,113
United Mexican States
	260,000	5.875	01/15/14	271,700

				3,566,400

TOTAL FOREIGN DEBT OBLIGATIONS				$ 4,043,884

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligation(c) – 0.3%
Massachusetts – 0.3%
Massachusetts State GO Bonds Series 2010 A
$200,000	0.660%	02/01/14	$ 200,632

U.S. Treasury Obligations – 4.9%
United States Treasury Inflation Protected Securities
$100,590	0.125%	07/15/22	$ 109,250
204,744	0.750	02/15/42	224,483
United States Treasury Notes
500,000	0.250	09/30/14	500,110
1,400,000	0.250	10/31/14	1,400,210
600,000	0.750	12/31/17	600,984
400,000	1.125	12/31/19	398,908

TOTAL U.S. TREASURY OBLIGATIONS			$ 3,233,945

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
$54,800,000	2.030%	10/26/15	$ 41,528

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS			$ 64,108,353

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 14.8%
Certificates of Deposit – 0.5%
Dexia Credit Local
$300,000	1.700%	09/06/13	$ 300,649

Repurchase Agreement(g) – 14.3%
Joint Repurchase Agreement Account II
9,500,000	0.221	01/02/13	9,500,000

TOTAL SHORT-TERM INVESTMENTS – 14.8%			$ 9,800,649

TOTAL INVESTMENTS – 111.4%			$ 73,909,002

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.4)%			(7,556,836)

NET ASSETS – 100.0%			$ 66,352,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,629,613, which represents approximately 17.5% of net assets as of December 31, 2012.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,371,251, which represents approximately 12.6% of net assets as of December 31, 2012.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	BRL/USD	01/03/13	$53,293	$1,293
	RUB/USD	01/10/13	52,865	865
	RUB/USD	01/18/13	26,428	428
	INR/USD	01/22/13	215,338	1,762
	RUB/USD	01/22/13	55,574	574
	USD/INR	01/22/13	51,593	407
	BRL/USD	01/31/13	53,304	1,304
	TWD/USD	02/04/13	52,107	107
	EUR/USD	03/20/13	52,836	103
	GBP/USD	03/20/13	72,787	916
	PLN/EUR	03/20/13	73,970	542
	CNY/USD	03/29/13	129,090	90
BNP Paribas SA	TWD/USD	02/04/13	69,184	330
Citibank NA	IDR/USD	01/14/13	52,134	134
	RUB/USD	01/14/13	343,107	5,051
	CLP/USD	01/17/13	48,571	203
	KRW/USD	02/04/13	52,881	881
	PHP/USD	02/19/13	122,868	549
	AUD/USD	03/20/13	53,683	81
	EUR/USD	03/20/13	106,993	1,942
	SEK/EUR	03/20/13	26,418	644
	USD/AUD	03/20/13	51,618	751
	USD/NZD	03/20/13	53,440	905
	USD/JPY	03/21/13	370,054	13,541
Credit Suisse International (London)	CLP/USD	01/07/13	104,597	597
	TWD/USD	01/14/13	110,514	230
	USD/BRL	01/31/13	35,855	38
	USD/MXN	03/20/13	25,660	340
Deustche Bank AG (London)	USD/INR	01/22/13	51,943	57
	MYR/USD	01/29/13	39,928	69
	MYR/USD	01/31/13	94,543	305
	KRW/USD	02/04/13	145,218	1,915
	MYR/USD	02/04/13	51,124	86
	EUR/USD	03/20/13	788,578	6,813
	GBP/USD	03/20/13	25,985	135
	NOK/EUR	03/20/13	27,739	308
	USD/CAD	03/20/13	94,540	228
	USD/EUR	03/20/13	87,179	419
	USD/GBP	03/20/13	55,217	98
	USD/JPY	03/21/13	204,232	5,768
HSBC Bank PLC	BRL/USD	01/17/13	53,188	695
	MYR/USD	01/17/13	137,999	324
	NOK/EUR	03/20/13	52,836	402
	SEK/EUR	03/20/13	133,411	1,841
	USD/GBP	03/20/13	55,217	181
	USD/JPY	03/21/13	51,260	1,740
	USD/MXN	04/04/13	950,289	13,561
JPMorgan Securities, Inc.	BRL/USD	01/07/13	71,567	1,171
	MYR/USD	01/31/13	87,783	340
	EUR/USD	03/20/13	26,418	28
	TRY/USD	03/20/13	79,337	337
	USD/EUR	03/20/13	27,739	203
	USD/TRY	03/20/13	51,896	104

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co.	MYR/USD	01/17/13	$29,047	$76
	EUR/USD	03/20/13	52,836	363
	TRY/USD	03/20/13	52,154	154
	USD/MXN	03/20/13	164,269	732
Royal Bank of Canada	USD/CAD	03/20/13	54,760	240
	USD/MXN	03/20/13	26,525	475
State Street Bank	INR/USD	01/29/13	26,611	611
	MXN/USD	03/20/13	27,075	75
	PLN/EUR	03/20/13	23,924	62
	USD/HUF	03/20/13	92,537	303
	USD/NZD	03/20/13	26,309	56
	USD/JPY	03/21/13	150,957	6,043
Westpac Banking Corp.	USD/INR	01/22/13	51,933	67
	INR/USD	01/29/13	52,958	958
	TWD/USD	02/04/13	80,812	358
	NZD/AUD	03/20/13	103,236	41
	USD/AUD	03/20/13	105,301	782

TOTAL				$83,132

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	IDR/USD	02/20/13	$89,961	$(1,365)
	JPY/USD	03/21/13	54,688	(312)
	RUB/USD	01/31/13	53,929	(71)
	USD/BRL	01/07/13	53,839	(1,839)
	USD/CHF	03/20/13	688,665	(12,829)
	USD/INR	01/29/13	55,425	(425)
	USD/PHP	01/18/13	38,049	(49)
	USD/RUB	01/14/13	55,493	(493)
BNP Paribas SA	MYR/USD	02/04/13	51,820	(180)
Citibank NA	JPY/USD	03/21/13	159,170	(4,829)
	MXN/USD	03/20/13	25,806	(194)
	MYR/USD	01/29/13	103,899	(101)
	MYR/USD	01/31/13	49,969	(106)
	PHP/USD	01/18/13	92,052	(60)
	USD/EUR	02/08/13	1,196,929	(1,523)
	USD/MYR	01/29/13	25,025	(25)
	USD/PHP	02/04/13	109,497	(497)
	USD/RUB	01/10/13	52,705	(705)
	USD/RUB	01/14/13	55,430	(430)
Credit Suisse International (London)	BRL/USD	01/07/13	35,971	(39)
	MXN/USD	03/20/13	150,476	(1,524)
	USD/BRL	01/07/13	53,699	(1,699)
	USD/RUB	01/18/13	27,359	(359)
Deutsche Bank AG (London)	CNY/USD	02/04/13	52,502	(57)
	EUR/SEK	03/20/13	80,964	(389)
	EUR/USD	03/20/13	54,157	(70)
	HUF/EUR	03/20/13	80,575	(1,357)
	ILS/USD	03/20/13	26,969	(31)
	INR/USD	01/22/13	44,503	(225)
	JPY/USD	03/21/13	186,606	(3,394)
	PHP/USD	02/04/13	166,967	(224)
	USD/KRW	02/04/13	55,571	(571)
	USD/MXN	03/20/13	112,095	(666)
	USD/PLN	03/20/13	98,498	(3,228)
	USD/TRY	03/20/13	134,481	(805)
HSBC Bank PLC	CNY/USD	02/04/13	204,387	(613)
	EUR/CZK	03/20/13	116,333	(647)
	EUR/SEK	03/20/13	50,798	(473)
	MXN/USD	03/20/13	471,515	(5,569)
	USD/BRL	01/03/13	53,293	(699)
	USD/BRL	01/31/13	55,678	(678)
	USD/MYR	01/29/13	79,357	(357)
	USD/NOK	03/20/13	23,515	(515)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc.	EUR/SEK	03/20/13	$106,596	$(924)
	TRY/USD	03/20/13	54,887	(113)
	USD/GBP	01/09/13	325,455	(6,668)
	USD/MXN	06/27/13	1,184,307	(3,215)
Morgan Stanley & Co.	EUR/NOK	03/20/13	297,738	(220)
	EUR/USD	03/20/13	54,157	(84)
Royal Bank of Canada	CAD/USD	03/20/13	22,855	(145)
State Street Bank	HUF/USD	03/20/13	21,582	(418)
	MXN/USD	03/20/13	25,629	(371)
	NZD/USD	03/20/13	35,705	(127)
	USD/MXN	03/20/13	27,826	(201)
Westpac Banking Corp.	AUD/USD	03/20/13	95,135	(677)
	CNY/USD	02/04/13	47,955	(45)

TOTAL				$(63,430)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

German Euro Schatz Futures	(3)	March 2013	$(438,969)	$(303)
U.K. Life Long Gilt	(2)	March 2013	(386,359)	92
Ultra Long U.S. Treasury Bonds	3	March 2013	325,187	(1,339)
5 Year German Euro-Bobl	3	March 2013	506,148	2,964
10 Year German Euro-Bund	(1)	March 2013	(192,238)	(1,652)
2 Year U.S. Treasury Notes	52	March 2013	11,464,375	1,524
5 Year U.S. Treasury Notes	108	March 2013	13,436,719	8,052
10 Year U.S. Treasury Notes	(36)	March 2013	(4,780,125)	4,093
30 Year U.S. Treasury Bonds	(39)	March 2013	(5,752,500)	65,522

TOTAL				$78,953

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	BRL	430		01/02/17	8.690%	1 month Brazilian Interbank Deposit Average	$1,805
		$4,200	(a)	10/28/17	1.530	3 month LIBOR	21,501
JPMorgan Securities, Inc.	BRL	4,210		01/02/17	8.610	1 month Brazilian Interbank Deposit Average	12,217

TOTAL							$35,523

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain(loss) of the swap contract(s) is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$73,632,313

Gross unrealized gain	370,697
Gross unrealized loss	(94,008)

Net unrealized security gain	$276,689

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of the securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage-backed-securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

iv. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets;

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2012:

ENHANCED INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$206,995,182	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	515,016	4,221,519	—
Asset-Backed Securities	—	61,032,997	—
Foreign Debt Obligations	—	5,227,569	—
Government Guarantee Obligations	—	44,047,514	—
Short-term Investments	—	18,011,243	—
Total	$515,016	$339,536,024	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$86,399	$—	$—
Credit Default Swap Contracts	—	25,152	—
Total	$86,399	$25,152	$—

Liabilities(a)
Futures Contracts	$(10,971)	$—	$—

GOVERNMENT INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$458,087,822	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	166,674,341	167,889,902	—
Asset-Backed Securities	—	11,795,318	—
Government Guarantee Obligations	—	9,959,035	—
Municipal Debt Obligations	—	2,559,280	—
Short-term Investments	—	134,100,000	—
Total	$166,674,341	$784,391,357	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(59,310,937)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$687,015	$—
Futures Contracts(a)	395,462	—	—
Interest Rate Swap Contracts(a)	—	751,663	—
Total	$395,462	$1,438,678	$—

Liabilities(a)
Futures Contracts	$(151,847)	$—	$—
Interest Rate Swap Contracts	—	(99,410)	—
Total	$(151,847)	$(99,410)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$419,922	$—
Mortgage-Backed Obligations	—	110,100,015	—
U.S. Treasury Obligations	2,370,253	—	—
Asset-Backed Securities	—	75,920,842	—
Short-term Investments	—	6,200,000	—
Total	$2,370,253	$192,640,779	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$458,674	$—
Futures Contracts(a)	49,760	—	—
Interest Rate Swap Contracts(a)	—	212,764	—
Total	$49,760	$671,438	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(59,938)	$—

INFLATION PROTECTED SECURITIES
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$336,390,042	$—	$—
Short-term Investments	—	2,800,000	—
Total	$336,390,042	$2,800,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$256,077	$—
Futures Contracts(a)	226,290	—	—
Interest Rate Swap Contracts(a)	—	29,392	—
Total	$226,290	$285,469	$—

Liabilities(a)
Futures Contracts	$(54,111)	$—	$—
Interest Rate Swap Contracts	—	(26,897)	—
Total	$(54,111)	$(26,897)	$—

SHORT DURATION GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,232,609,279	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	177,032,732	639,338,115	—
Short-term Investments	—	16,600,000	—
Total	$177,032,732	$1,888,547,394	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(214,603,905)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$2,465,995	$—
Futures Contracts(a)	1,533,445	—	—
Interest Rate Swap Contracts(a)	—	3,301,941	—
Total	$1,533,445	$5,767,936	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(1,543,064)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$34,785,618	$—
Mortgage-Backed Obligations	—	13,999,267	—
Asset-Backed Securities	—	7,803,479	—
Foreign Debt Obligations	—	4,043,884	—
U.S. Treasury Obligations	3,233,945	—	—
Municipal Debt Obligations	—	200,632	—
Short-term Investments	—	9,800,649	—
Total	$3,233,945	$70,633,529	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$41,528	$—
Forward Foreign Currency Exchange Contracts(a)	—	83,132	—
Futures Contracts(a)	82,247	—	—
Interest Rate Swap Contracts(a)	—	35,523	—
Total	$82,247	$160,183	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(63,430)	$—
Futures Contracts	(3,294)	—
Total	$(3,294)	$(63,430)	$—

(a)	Amount shown represents unrealized gain (loss) at period end. For further information regarding security characteristics, see Schedule of Investments

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Enhanced Income	$12,800,000	$12,800,157	$13,095,328
Government Income	134,100,000	134,101,646	137,194,023
High Quality Floating Rate	6,200,000	6,200,076	6,343,050
Inflation Protected Securities	2,800,000	2,800,034	2,864,603
Short Duration Government	16,600,000	16,600,204	16,983,004
Short Duration Income	9,500,000	9,500,117	9,719,189

REPURCHASE AGREEMENTS — At December 31, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income
BNP Paribas Securities Co.	0.220%	$6,219,998	$65,164,194	$3,012,812	$1,360,624	$8,066,559	$4,616,405
Credit Suisse Securities LLC	0.200	2,270,623	23,788,327	1,099,833	496,699	2,944,715	1,685,228
Deutsche Bank Securities, Inc.	0.250	381,361	3,995,352	184,722	83,423	494,578	283,041
JPMorgan Securities LLC	0.250	1,639,852	17,180,014	794,303	358,718	2,126,683	1,217,078
Wells Fargo Securities LLC	0.220	2,288,166	23,972,113	1,108,330	500,536	2,967,465	1,698,248
TOTAL		$12,800,000	$134,100,000	$6,200,000	$2,800,000	$16,600,000	$9,500,000

At December 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 6.000%	11/01/25 to 01/01/43
Government National Mortgage Association	3.000 to 4.500	01/15/41 to 11/15/42
U.S. Treasury Notes	0.250 to 4.000	03/15/13 to 05/31/18

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date February 25, 2013

*	Print the name and title of each signing officer under his or her signature.